American Funds Multi-Sector Income FundSM
Investment portfolio
March 31, 2022
unaudited
Bonds, notes & other debt instruments 94.73% Corporate bonds, notes & loans 65.68% Consumer discretionary 10.24%	Principal amount (000)	Value (000)
Affinity Gaming 6.875% 2027[1]	$1,600	$1,559
Alibaba Group Holding, Ltd. 2.125% 2031	1,900	1,655
Allied Universal Holdco LLC 6.625% 2026[1]	900	912
Allied Universal Holdco LLC 9.75% 2027[1]	1,680	1,738
Allied Universal Holdco LLC 4.625% 2028[1]	5,300	5,015
Allied Universal Holdco LLC 6.00% 2029[1]	4,410	3,896
Amazon.com, Inc. 1.65% 2028	4,330	4,033
Amazon.com, Inc. 2.70% 2060	55	46
Asbury Automotive Group, Inc. 4.625% 2029[1]	1,685	1,571
Asbury Automotive Group, Inc. 5.00% 2032[1]	785	731
Atlas LuxCo 4 SARL 4.625% 2028[1]	3,020	2,827
AutoNation, Inc. 3.85% 2032	8,000	7,756
Bayerische Motoren Werke AG 3.45% 2027[1]	2,075	2,092
Bayerische Motoren Werke AG 3.70% 2032[1]	1,100	1,113
Boyd Gaming Corp. 8.625% 2025[1]	250	263
Boyd Gaming Corp. 4.75% 2027	3,440	3,427
Boyd Gaming Corp. 4.75% 2031[1]	930	898
Boyne USA, Inc. 4.75% 2029[1]	2,930	2,817
Caesars Entertainment, Inc. 6.25% 2025[1]	655	677
Caesars Entertainment, Inc. 4.625% 2029[1]	2,500	2,341
Caesars Resort Collection, LLC 5.75% 2025[1]	690	705
Carnival Corp. 7.625% 2026[1]	1,000	1,008
Carnival Corp. 5.75% 2027[1]	4,500	4,297
Carnival Corp. 4.00% 2028[1]	3,500	3,260
Carnival Corp. 6.00% 2029[1]	3,000	2,831
Carvana Co. 5.50% 2027[1]	9,180	8,206
Carvana Co. 5.875% 2028[1]	5,220	4,655
CDI Escrow Issuer, Inc. 5.75% 2030[1]	3,685	3,726
CEC Entertainment, Inc. 6.75% 2026[1]	4,630	4,484
Cedar Fair LP / Canadas Wonderland Co. / Magnum Management Corp. / Millennium Operations, LLC 5.50% 2025[1]	115	118
Clarios Global LP 6.75% 2025[1]	180	187
Daimler Trucks Finance North America, LLC 2.00% 2026[1]	890	830
Daimler Trucks Finance North America, LLC 2.375% 2028[1]	1,700	1,549
Daimler Trucks Finance North America, LLC 2.50% 2031[1]	4,750	4,162
DaimlerChrysler North America Holding Corp. 1.45% 2026[1]	3,610	3,364
Empire Resorts, Inc. 7.75% 2026[1]	10,370	10,123
Fertitta Entertainment, Inc. 4.625% 2029[1]	3,000	2,849
Fertitta Entertainment, Inc. 6.75% 2030[1]	10,000	9,212
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]	3,130	2,923
Ford Motor Co. 3.25% 2032	1,325	1,186
Ford Motor Co. 5.291% 2046	270	263
Ford Motor Credit Company LLC 4.063% 2024	2,500	2,496
Ford Motor Credit Company LLC 5.125% 2025	5,305	5,418
Ford Motor Credit Company LLC 2.70% 2026	4,200	3,911
American Funds Multi-Sector Income Fund — Page 1 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Company LLC 4.125% 2027	$3,680	$3,602
Ford Motor Credit Company LLC 4.95% 2027	7,875	8,017
Ford Motor Credit Company LLC 5.113% 2029	1,370	1,381
Ford Motor Credit Company LLC 4.00% 2030	1,720	1,622
Ford Motor Credit Company LLC 3.625% 2031	2,680	2,425
Grand Canyon University 4.375% 2026	6,750	6,834
Grupo Axo, SAPI de CV 5.75% 2026[1]	3,750	3,539
Hanesbrands, Inc. 4.625% 2024[1]	2,000	2,033
Hanesbrands, Inc. 4.875% 2026[1]	3,005	3,028
Hilton Worldwide Holdings, Inc. 5.75% 2028[1]	290	300
Hilton Worldwide Holdings, Inc. 4.875% 2030	1,020	1,020
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	3,290	3,112
Home Depot, Inc. 2.70% 2030	50	49
Home Depot, Inc. 3.35% 2050	130	123
Hyundai Capital America 1.50% 2026[1]	2,643	2,406
Hyundai Capital America 2.00% 2028[1]	750	666
Hyundai Capital America 2.10% 2028[1]	675	596
International Game Technology PLC 5.25% 2029[1]	11,300	11,284
LCM Investments Holdings II, LLC 4.875% 2029[1]	268	253
Levi Strauss & Co. 3.50% 2031[1]	1,075	987
Limited Brands, Inc. 6.625% 2030[1]	1,565	1,645
Limited Brands, Inc. 6.875% 2035	1,862	1,921
Limited Brands, Inc. 6.75% 2036	380	388
Lithia Motors, Inc. 4.375% 2031[1]	250	242
Lowe’s Companies, Inc. 3.75% 2032	6,035	6,107
Lowe’s Companies, Inc. 4.25% 2052	1,137	1,178
Macy’s Retail Holdings, LLC 5.875% 2030[1]	675	667
Marriott International, Inc. 2.85% 2031	315	288
Marriott International, Inc. 2.75% 2033	1,846	1,633
Marriott Ownership Resorts, Inc. 4.50% 2029[1]	5,025	4,745
Meituan Dianping 3.05% 2030	2,000	1,608
Meituan Dianping 3.05% 2030[1]	1,400	1,125
Melco International Development, Ltd. 5.375% 2029[1]	3,035	2,587
MercadoLibre, Inc. 2.375% 2026	300	280
MercadoLibre, Inc. 3.125% 2031	625	546
Merlin Entertainment 5.75% 2026[1]	200	198
MGM Growth Properties LLC 4.625% 2025[1]	325	328
MGM Growth Properties LLC 3.875% 2029[1]	3,880	3,819
MGM Resorts International 6.00% 2023	75	77
MGM Resorts International 5.50% 2027	53	54
Mohegan Gaming & Entertainment 8.00% 2026[1]	6,460	6,427
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 5.75% 2026[2,3]	2,144	2,125
NCL Corp., Ltd. 5.875% 2026[1]	1,250	1,189
NCL Corp., Ltd. 5.875% 2027[1]	2,280	2,249
NCL Corp., Ltd. 7.75% 2029[1]	2,925	2,949
NCL Finance, Ltd. 6.125% 2028[1]	2,500	2,323
Newell Brands, Inc. 5.875% 2036[4]	1,885	1,941
Newell Rubbermaid, Inc. 4.875% 2025	200	207
Newell Rubbermaid, Inc. 4.70% 2026	180	181
Panther BF Aggregator 2, LP 6.25% 2026[1]	36	37
Panther BF Aggregator 2, LP 8.50% 2027[1]	180	187
Party City Holdings, Inc. 6.125% 2023[1]	50	45
Party City Holdings, Inc. 8.75% 2026[1]	15,165	14,483
PECF USS Intermediate Holding III Corp. 8.00% 2029[1]	3,130	3,027
American Funds Multi-Sector Income Fund — Page 2 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Premier Entertainment Sub LLC 5.625% 2029[1]	$6,000	$5,169
Premier Entertainment Sub LLC 5.875% 2031[1]	6,000	5,133
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	2,225	2,032
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	810	863
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	7,600	7,083
Royal Caribbean Cruises, Ltd. 5.50% 2028[1]	6,800	6,492
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	100	101
Sands China, Ltd. 4.375% 2030	2,200	1,998
Scientific Games Corp. 8.625% 2025[1]	710	748
Scientific Games Corp. 8.25% 2026[1]	50	52
Scientific Games Corp. 7.00% 2028[1]	1,910	1,983
Scientific Games Corp. 7.25% 2029[1]	1,125	1,181
Scientific Games Holdings LP 6.625% 2030[1]	8,755	8,641
Six Flags Theme Parks, Inc. 7.00% 2025[1]	315	329
Sonic Automotive, Inc. 4.625% 2029[1]	5,840	5,263
Sonic Automotive, Inc. 4.875% 2031[1]	6,305	5,607
Stellantis Finance US, Inc. 1.711% 2027[1]	4,325	3,949
Stellantis Finance US, Inc. 2.691% 2031[1]	5,095	4,481
Studio City Co., Ltd. 7.00% 2027[1]	6,705	6,558
The Gap, Inc. 3.625% 2029[1]	1,800	1,607
The Gap, Inc. 3.875% 2031[1]	1,199	1,047
Toyota Motor Credit Corp. 1.35% 2023	150	148
Toyota Motor Credit Corp. 1.90% 2027	750	714
Toyota Motor Credit Corp. 1.90% 2028	2,130	1,981
Toyota Motor Credit Corp. 3.375% 2030	57	57
Universal Entertainment Corp. 8.50% 2024[1]	3,580	3,675
Vail Resorts, Inc. 6.25% 2025[1]	110	114
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	215	208
Viking Cruises, Ltd. 13.00% 2025[1]	145	161
Volkswagen Group of America Finance, LLC 3.125% 2023[1]	248	250
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	3,095	3,108
Wheel Pros, Inc. 6.50% 2029[1]	6,750	5,928
Wyndham Worldwide Corp. 4.375% 2028[1]	1,125	1,084
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	60	60
Wynn Macau, Ltd. 5.625% 2028[1]	925	805
Wynn Resorts, Ltd. 7.75% 2025[1]	1,780	1,850
Wynn Resorts, Ltd. 5.125% 2029[1]	5,910	5,573
		343,246
Energy 9.68%
AI Candelaria (Spain), SLU 5.75% 2033[1]	2,135	1,837
Antero Resources Corp. 5.375% 2030[1]	1,060	1,084
Apache Corp. 4.625% 2025	985	1,029
Apache Corp. 4.25% 2030	4,000	4,040
Apache Corp. 6.00% 2037	55	62
Apache Corp. 4.75% 2043	1,645	1,558
Apache Corp. 5.35% 2049	50	48
Ascent Resources - Utica LLC 7.00% 2026[1]	1,280	1,315
Ascent Resources - Utica LLC 8.25% 2028[1]	1,492	1,569
Ascent Resources - Utica LLC 5.875% 2029[1]	995	985
Baker Hughes Co. 2.061% 2026	2,698	2,573
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	1,768	1,852
Bonanza Creek Energy, Inc. 5.00% 2026[1]	3,755	3,727
BP Capital Markets America, Inc. 2.721% 2032	6,000	5,654
American Funds Multi-Sector Income Fund — Page 3 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
California Resources Corp. 7.125% 2026[1]	$2,240	$2,334
Callon Petroleum Co. 8.00% 2028[1]	4,300	4,540
Canadian Natural Resources, Ltd. 3.85% 2027	70	71
Canadian Natural Resources, Ltd. 2.95% 2030	658	627
Canadian Natural Resources, Ltd. 4.95% 2047	65	72
Cenovus Energy, Inc. 5.375% 2025	172	182
Centennial Resource Production, LLC 6.875% 2027[1]	30	30
Cheniere Energy Partners LP 4.50% 2029	2,107	2,120
Cheniere Energy Partners LP 4.00% 2031	2,070	2,010
Cheniere Energy Partners LP 3.25% 2032[1]	1,585	1,444
Cheniere Energy, Inc. 4.625% 2028	3,955	3,973
Chesapeake Energy Corp. 5.50% 2026[1]	880	902
Chesapeake Energy Corp. 5.875% 2029[1]	5,005	5,175
Chesapeake Energy Corp. 6.75% 2029[1]	1,280	1,358
Chevron Corp. 2.236% 2030	35	33
Chevron Corp. 3.078% 2050	214	203
CNX Resources Corp. 7.25% 2027[1]	1,625	1,722
CNX Resources Corp. 6.00% 2029[1]	610	617
Comstock Resources, Inc. 6.75% 2029[1]	1,540	1,591
Comstock Resources, Inc. 5.875% 2030[1]	2,475	2,442
ConocoPhillips 3.80% 2052	12,000	12,240
Continental Resources, Inc. 5.75% 2031[1]	1,600	1,753
Continental Resources, Inc. 2.875% 2032[1]	3,734	3,336
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[1]	4,160	4,092
CrownRock LP / CrownRock Finance, Inc. 5.00% 2029[1]	6,750	6,764
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[1,3,5]	1	1
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[3,5]	—[6]	1
Diamondback Energy, Inc. 4.40% 2051	233	237
Diamondback Energy, Inc. 4.25% 2052	3,524	3,492
DT Midstream, Inc. 4.125% 2029[1]	1,755	1,685
Ecopetrol SA 6.875% 2030	2,000	2,102
Enbridge Energy Partners LP 7.375% 2045	14	20
Enbridge, Inc. 3.40% 2051	718	639
Endeavor Energy Resources LP 6.625% 2025[1]	785	816
Energean Israel Finance, Ltd. 4.50% 2024[1]	805	798
Energean Israel Finance, Ltd. 5.875% 2031[1]	930	890
Energy Transfer Operating LP 3.75% 2030	2,750	2,709
Energy Transfer Operating LP 5.00% 2050	4,238	4,305
Energy Transfer Partners LP 6.125% 2045	20	22
Energy Transfer Partners LP 5.30% 2047	121	125
Energy Transfer Partners LP 6.00% 2048	260	289
Energy Transfer Partners LP 6.25% 2049	200	230
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[4]	1,107	1,091
Enterprise Products Operating LLC 3.20% 2052	360	305
EQM Midstream Partners LP 4.00% 2024	2,500	2,477
EQM Midstream Partners LP 6.00% 2025[1]	2,050	2,094
EQM Midstream Partners LP 6.50% 2027[1]	2,330	2,437
EQM Midstream Partners LP 4.50% 2029[1]	2,695	2,525
EQM Midstream Partners LP 4.75% 2031[1]	5,600	5,244
EQT Corp. 6.625% 2025[4]	80	85
EQT Corp. 5.00% 2029	1,130	1,168
EQT Corp. 3.625% 2031[1]	3,525	3,372
Exxon Mobil Corp. 2.61% 2030	900	869
American Funds Multi-Sector Income Fund — Page 4 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Exxon Mobil Corp. 3.452% 2051	$770	$750
Genesis Energy, LP 8.00% 2027	7,782	8,014
Guara Norte SARL 5.198% 2034[1]	2,637	2,423
Harvest Midstream I, LP 7.50% 2028[1]	7,650	7,825
Hilcorp Energy I, LP 5.75% 2029[1]	1,665	1,669
Hilcorp Energy I, LP 6.00% 2031[1]	1,130	1,137
Kinder Morgan, Inc. 5.20% 2048	15	16
Kinder Morgan, Inc. 3.25% 2050	669	557
Leviathan Bond, Ltd. 6.75% 2030[1]	520	537
Magellan Midstream Partners LP 3.95% 2050	1,000	949
Magnolia Oil & Gas Operating LLC 6.00% 2026[1]	400	408
MPLX LP 1.75% 2026	280	263
MPLX LP 2.65% 2030	928	852
MPLX LP 5.50% 2049	982	1,091
Murphy Oil Corp. 5.875% 2027	4,000	4,077
MV24 Capital BV 6.748% 2034	6,439	6,273
Nabors Industries, Inc. 7.375% 2027[1]	1,520	1,581
New Fortress Energy, Inc. 6.75% 2025[1]	640	645
New Fortress Energy, Inc. 6.50% 2026[1]	12,335	12,236
NGL Energy Operating LLC 7.50% 2026[1]	16,770	16,518
NGL Energy Partners LP 7.50% 2023	369	354
Northern Oil and Gas, Inc. 8.125% 2028[1]	4,690	4,894
NorthRiver Midstream Finance LP 5.625% 2026[1]	1,250	1,247
NuStar Logistics LP 5.75% 2025	700	714
NuStar Logistics LP 6.00% 2026	225	228
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	4,090	4,371
Occidental Petroleum Corp. 2.90% 2024	210	209
Occidental Petroleum Corp. 5.875% 2025	4,927	5,241
Occidental Petroleum Corp. 8.00% 2025	380	427
Occidental Petroleum Corp. 3.50% 2029	3,460	3,414
Occidental Petroleum Corp. 6.625% 2030	4,438	5,098
Occidental Petroleum Corp. 8.875% 2030	2,970	3,813
Occidental Petroleum Corp. 6.125% 2031	2,360	2,659
Occidental Petroleum Corp. 4.40% 2049	1,972	1,858
Odebrecht Drilling Norbe 6.72% PIK and 1.00% Cash 2026[5]	13,896	3,143
Oleoducto Central SA 4.00% 2027[1]	2,300	2,171
ONEOK, Inc. 5.85% 2026	190	204
ONEOK, Inc. 3.10% 2030	63	59
ONEOK, Inc. 6.35% 2031	715	828
ONEOK, Inc. 4.95% 2047	700	708
ONEOK, Inc. 5.20% 2048	603	644
ONEOK, Inc. 4.45% 2049	1,850	1,781
ONEOK, Inc. 4.50% 2050	2,711	2,609
ONEOK, Inc. 7.15% 2051	36	46
Petrobras Global Finance Co. 8.75% 2026	1,500	1,748
Petrobras Global Finance Co. 5.60% 2031	1,700	1,724
Petrobras Global Finance Co. 6.75% 2050	1,700	1,673
Petróleos Mexicanos 6.875% 2025	1,650	1,732
Petróleos Mexicanos 4.50% 2026	3,220	3,155
Petróleos Mexicanos 6.875% 2026	120	126
Petróleos Mexicanos 6.49% 2027	2,240	2,271
Petróleos Mexicanos 6.50% 2029	286	284
Petróleos Mexicanos 6.84% 2030	200	199
Petróleos Mexicanos 5.95% 2031	2,280	2,108
American Funds Multi-Sector Income Fund — Page 5 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.70% 2032	$7,367	$7,006
Petróleos Mexicanos 6.95% 2060	1,400	1,138
Petrorio Luxembourg SARL 6.125% 2026[1]	6,090	6,103
Plains All American Pipeline LP 3.80% 2030	116	114
Qatar Petroleum 3.125% 2041[1]	3,380	3,084
Qatar Petroleum 3.30% 2051[1]	200	184
Range Resources Corp. 4.875% 2025	1,540	1,561
Range Resources Corp. 8.25% 2029	1,450	1,591
Range Resources Corp. 4.75% 2030[1]	2,305	2,293
Rattler Midstream Partners LP 5.625% 2025[1]	350	356
Rockcliff Energy II LLC 5.50% 2029[1]	475	476
Sabine Pass Liquefaction, LLC 4.50% 2030	29	30
Sanchez Energy Corp. 7.25% 2023[1,7]	27	—[6]
Shell International Finance BV 2.75% 2030	441	428
Shell International Finance BV 3.25% 2050	24	23
Shell International Finance BV 3.00% 2051	3	3
Sinopec Group Overseas Development (2018), Ltd. 2.30% 2031	3,000	2,711
SM Energy Co. 6.625% 2027	85	87
SM Energy Co. 6.50% 2028	1,980	2,046
Southwestern Energy Co. 5.95% 2025[4]	2,825	2,957
Southwestern Energy Co. 7.75% 2027	85	90
Southwestern Energy Co. 8.375% 2028	2,900	3,186
Southwestern Energy Co. 5.375% 2029	1,310	1,328
Southwestern Energy Co. 5.375% 2030	4,555	4,635
Southwestern Energy Co. 4.75% 2032	2,145	2,145
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	3,480	3,267
Sunoco LP 6.00% 2027	1,635	1,669
Sunoco LP 4.50% 2029	6,875	6,495
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[1]	2,210	2,079
Tallgrass Energy Partners, LP 7.50% 2025[1]	355	374
Targa Resources Partners LP 6.50% 2027	515	543
Targa Resources Partners LP 6.875% 2029	15	16
Total Capital International 3.127% 2050	36	33
Transocean Guardian, Ltd. 5.875% 2024[1]	70	67
Transocean Poseidon, Ltd. 6.875% 2027[1]	232	230
Venture Global Calcasieu Pass, LLC 4.125% 2031[1]	7,910	7,774
Western Gas Partners LP 4.50% 2028	550	562
Western Gas Partners LP 5.45% 2044	30	30
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[4]	210	209
Western Midstream Operating, LP 4.75% 2028	1,005	1,039
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[4]	22	22
Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[4]	200	195
Williams Companies, Inc. 3.50% 2030	39	39
Williams Companies, Inc. 2.60% 2031	20	18
		324,789
Financials 9.08%
Advisor Group Holdings, LLC 6.25% 2028[1]	3,570	3,575
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	1,322	1,225
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	980	906
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	5,446	4,918
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	300	269
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	2,449	2,155
AG Merger Sub II, Inc. 10.75% 2027[1]	4,378	4,695
American Funds Multi-Sector Income Fund — Page 6 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	$5,068	$5,016
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[1]	2,815	2,713
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[1]	2,990	2,880
American International Group, Inc. 3.40% 2030	120	120
American International Group, Inc. 4.375% 2050	50	55
AmWINS Group, Inc. 4.875% 2029[1]	8,053	7,741
Aon Corp. 2.20% 2022	48	48
Aretec Escrow Issuer, Inc. 7.50% 2029[1]	4,554	4,385
Arthur J. Gallagher & Co. 3.50% 2051	106	95
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[2,3]	3,065	3,032
AssuredPartners, Inc. 8.00% 2027[1]	1,320	1,337
AssuredPartners, Inc. 5.625% 2029[1]	2,110	1,946
Bangkok Bank PCL 4.45% 2028	200	210
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[4]	600	560
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[4]	7,330	6,814
Bank of America Corp. 2.551% 2028 (USD-SOFR + 1.05% on 2/4/2027)[4]	700	670
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	1,042	906
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[4]	190	175
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[4]	210	197
Bank of Nova Scotia 2.45% 2032	6,709	6,180
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,4]	200	178
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,4]	3,600	3,281
Canadian Imperial Bank of Commerce (CIBC) 3.60% 2032	1,950	1,943
China Construction Bank Corp. 2.45% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 6/24/2025)[4]	1,300	1,254
China Construction Bank Corp. 2.85% 2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.40% on 1/21/2027)[4]	2,505	2,393
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	2,888	2,442
Chubb INA Holdings, Inc. 2.85% 2051	113	98
Chubb INA Holdings, Inc. 3.05% 2061	155	134
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[4]	2,208	1,995
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[4]	5,750	5,379
Citigroup, Inc. 3.785% 2033 (USD-SOFR + 1.939% on 3/17/2032)[4]	2,495	2,476
Coinbase Global, Inc. 3.375% 2028[1]	7,640	6,759
Coinbase Global, Inc. 3.625% 2031[1]	8,240	7,041
Compass Diversified Holdings 5.25% 2029[1]	14,355	13,511
Compass Diversified Holdings 5.00% 2032[1]	5,745	5,209
Corebridge Financial, Inc. 3.85% 2029[1]	3,633	3,630
Corebridge Financial, Inc. 3.90% 2032[1]	4,252	4,246
Corebridge Financial, Inc. 4.35% 2042[1]	969	969
Corebridge Financial, Inc. 4.40% 2052[1]	5,642	5,641
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,4]	250	228
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,4]	1,400	1,384
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,4]	2,075	1,875
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,4]	3,950	3,985
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[4]	150	139
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[4]	300	275
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[4]	170	161
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[4]	2,450	2,206
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[2,3,8,9]	3,054	2,892
Digital Currency Group, Inc., Term Loan, 8.75% 2026[2,8,9]	4,071	3,856
American Funds Multi-Sector Income Fund — Page 7 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,4]	$2,550	$2,348
FS Energy and Power Fund 7.50% 2023[1]	6,584	6,754
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[4]	1,638	1,525
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[4]	1,147	1,098
Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[4]	1,710	1,710
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[4]	1,977	1,755
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[4]	1,562	1,423
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[4]	1,236	1,123
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[4]	3,010	2,795
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,4]	250	231
Hartford Financial Services Group, Inc. 2.90% 2051	227	187
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity on 2/25/2027)[1,4]	2,000	1,857
Hightower Holding, LLC 6.75% 2029[1]	6,955	6,815
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[4]	890	830
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[4]	2,602	2,344
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.15%) 1.465% 2022[3]	271	269
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.85%) 2.118% 2022[3]	654	655
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 1.539% 2023[3]	1,360	1,331
Huarong Finance 2017 Co., Ltd. 4.25% 2027	3,500	3,338
Huarong Finance 2017 Co., Ltd. 4.75% 2027	1,000	980
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.613% 2023[3]	2,151	2,119
Huarong Finance 2019 Co., Ltd. 2.50% 2023	200	198
Huarong Finance 2019 Co., Ltd. 3.75% 2024	200	196
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.738% 2025[3]	1,862	1,769
Huarong Finance II Co., Ltd. 5.00% 2025	200	200
Huarong Finance II Co., Ltd. 5.50% 2025	438	444
Huarong Finance II Co., Ltd., 4.625% 2026	216	211
Huarong Finance II Co., Ltd. 4.875% 2026	698	693
HUB International, Ltd. 7.00% 2026[1]	3,695	3,742
HUB International, Ltd. 5.625% 2029[1]	6,905	6,607
Icahn Enterprises Finance Corp. 5.25% 2027	2,500	2,458
Icahn Enterprises Finance Corp. 4.375% 2029	1,660	1,526
ICBCIL Finance Co., Ltd. 3.625% 2027	2,200	2,191
ING Groep NV 4.252% 2033 (USD-SOFR + 2.07% on 3/28/2032)[4]	3,976	4,097
Intercontinental Exchange, Inc. 2.65% 2040	575	492
Intercontinental Exchange, Inc. 3.00% 2060	55	47
Iron Mountain Information Management Services, Inc. 5.00% 2032[1]	4,610	4,329
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[4]	76	73
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[4]	1,126	1,050
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[4]	5,325	5,203
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[4]	1,300	1,140
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]	628	576
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[4]	2,326	2,195
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[4]	600	566
Ladder Capital Corp. 4.25% 2027[1]	2,820	2,708
LPL Holdings, Inc. 4.625% 2027[1]	140	138
LPL Holdings, Inc. 4.00% 2029[1]	3,000	2,851
LPL Holdings, Inc. 4.375% 2031[1]	1,770	1,715
Marsh & McLennan Companies, Inc. 2.375% 2031	1,644	1,507
MetLife, Inc. 4.55% 2030	40	44
Metropolitan Life Global Funding I 1.95% 2023[1]	150	150
American Funds Multi-Sector Income Fund — Page 8 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[4]	$3,160	$2,909
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[4]	1,490	1,423
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[4]	459	415
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[4]	1,902	1,786
MSCI, Inc. 4.00% 2029[1]	1,000	973
MSCI, Inc. 3.625% 2030[1]	3,680	3,457
MSCI, Inc. 3.875% 2031[1]	1,171	1,113
National Financial Partners Corp. 6.875% 2028[1]	4,349	4,159
Navient Corp. 5.875% 2024	2,180	2,227
Navient Corp. 5.00% 2027	4,900	4,676
Navient Corp. 5.625% 2033	10,995	9,280
New York Life Global Funding 0.85% 2026[1]	80	74
New York Life Global Funding 1.20% 2030[1]	21	18
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[1]	6,520	6,654
Power Financial Corp., Ltd. 6.15% 2028	200	221
Power Financial Corp., Ltd. 4.50% 2029	2,100	2,099
Power Financial Corp., Ltd. 3.35% 2031	3,000	2,731
Progressive Corp. 3.20% 2030	30	30
Rede D’Or Finance SARL 4.50% 2030[1]	2,651	2,436
Ryan Specialty Group, LLC 4.375% 2030[1]	1,930	1,826
Shriram Transport Finance Co., Ltd. 4.40% 2024[1]	834	817
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[4]	3,843	3,444
Toronto-Dominion Bank 2.45% 2032	1,250	1,156
Toronto-Dominion Bank 3.20% 2032	595	586
Travelers Companies, Inc. 4.10% 2049	20	21
Travelers Companies, Inc. 2.55% 2050	3	2
Vigorous Champion International, Ltd. 4.25% 2029	416	399
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[4]	8,575	8,343
Xiaomi Best Time International, Ltd. 2.875% 2031[1]	1,605	1,387
Xiaomi Best Time International, Ltd. 4.10% 2051[1]	1,120	932
		304,600
Communication services 6.77%
Alphabet, Inc. 2.25% 2060	30	23
Altice France Holding SA 10.50% 2027[1]	1,520	1,592
Altice France SA 5.125% 2029[1]	2,603	2,336
AT&T, Inc. 2.75% 2031	45	42
AT&T, Inc. 2.25% 2032	935	830
AT&T, Inc. 3.50% 2053	7,798	6,872
Axiata SPV5 Labuan, Ltd. 3.064% 2050	200	168
Brightstar Escrow Corp. 9.75% 2025[1]	4,350	4,409
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	200	198
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	5,140	4,832
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	4,200	4,040
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	4,600	4,180
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	685	628
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]	8,000	7,462
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	3,450	3,101
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	6,500	5,655
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2049	13	13
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.80% 2050	280	267
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.70% 2051	30	25
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052	710	601
American Funds Multi-Sector Income Fund — Page 9 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Centerfield Media Parent, Inc. 6.625% 2026[1]	$1,155	$1,098
Cinemark USA, Inc. 5.875% 2026[1]	957	929
Cogent Communications Group, Inc. 3.50% 2026[1]	2,530	2,407
Comcast Corp. 2.65% 2030	200	192
Comcast Corp. 3.75% 2040	15	15
Comcast Corp. 4.00% 2048	35	36
Consolidated Communications, Inc. 5.00% 2028[1]	1,400	1,208
CSC Holdings, LLC 4.625% 2030[1]	400	335
Diamond Sports Group LLC 6.625% 2027[1]	3,175	662
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[2,3]	1,996	1,997
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]	2,435	2,399
DISH DBS Corp. 5.125% 2029	1,850	1,578
Embarq Corp. 7.995% 2036	475	458
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	325	333
Front Range BidCo, Inc. 6.125% 2028[1]	7,420	6,656
Frontier Communications Corp. 5.875% 2027[1]	1,440	1,432
Frontier Communications Corp. 5.00% 2028[1]	1,075	1,033
Frontier Communications Corp. 6.75% 2029[1]	2,039	1,960
Frontier Communications Holdings, LLC 5.875% 2029	9	8
Gray Escrow II, Inc. 5.375% 2031[1]	4,725	4,524
Gray Television, Inc. 7.00% 2027[1]	3,570	3,701
Inmarsat PLC 6.75% 2026[1]	230	234
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.506% 2026[2,3]	1,298	1,293
Lamar Media Corp. 4.875% 2029	2,030	2,017
Lamar Media Corp. 4.00% 2030	3,100	2,956
Lamar Media Corp. 3.625% 2031	175	161
Level 3 Financing, Inc. 4.25% 2028[1]	1,710	1,572
Level 3 Financing, Inc. 3.75% 2029[1]	2,670	2,370
Ligado Networks LLC 15.50% PIK 2023[1,5]	1,480	1,126
Magallanes, Inc. 5.05% 2042[1]	360	368
Magallanes, Inc. 5.141% 2052[1]	10,506	10,774
Magallanes, Inc. 5.391% 2062[1]	319	331
Midas OpCo Holdings LLC 5.625% 2029[1]	8,145	7,695
Netflix, Inc. 4.875% 2028	882	926
Netflix, Inc. 5.875% 2028	1,938	2,141
Netflix, Inc. 5.375% 2029[1]	929	1,007
Netflix, Inc. 4.875% 2030[1]	3,502	3,742
News Corp. 3.875% 2029[1]	5,410	5,121
News Corp. 5.125% 2032[1]	2,015	2,028
Nexstar Broadcasting, Inc. 4.75% 2028[1]	3,350	3,249
Nexstar Escrow Corp. 5.625% 2027[1]	3,270	3,314
OUTFRONT Media Capital LLC 4.25% 2029[1]	3,000	2,794
OUTFRONT Media Capital LLC 4.625% 2030[1]	1,990	1,877
PLDT, Inc. 2.50% 2031	1,700	1,557
SBA Tower Trust 1.631% 2026[1]	4,000	3,761
Scripps Escrow II, Inc. 3.875% 2029[1]	1,500	1,396
Sirius XM Radio, Inc. 5.00% 2027[1]	1,075	1,074
Sirius XM Radio, Inc. 4.00% 2028[1]	4,825	4,590
Sirius XM Radio, Inc. 4.125% 2030[1]	2,185	2,049
Sirius XM Radio, Inc. 3.875% 2031[1]	2,700	2,462
Sprint Corp. 6.875% 2028	2,470	2,866
Sprint Corp. 8.75% 2032	4,330	5,841
Summer (BC) BidCo B LLC 5.50% 2026[1]	1,210	1,166
Tencent Holdings, Ltd. 3.975% 2029	900	899
American Funds Multi-Sector Income Fund — Page 10 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Tencent Holdings, Ltd. 3.24% 2050[1]	$1,400	$1,089
T-Mobile US, Inc. 2.55% 2031	121	110
T-Mobile US, Inc. 3.30% 2051	246	208
T-Mobile US, Inc. 3.40% 2052[1]	1,160	991
Twitter, Inc. 5.00% 2030[1]	8,475	8,447
Univision Communications, Inc. 6.625% 2027[1]	8,135	8,531
Univision Communications, Inc. 4.50% 2029[1]	13,480	12,849
UPC Broadband Finco BV 4.875% 2031[1]	4,410	4,147
Verizon Communications, Inc. 1.75% 2031	825	720
Verizon Communications, Inc. 2.55% 2031	1,275	1,186
Verizon Communications, Inc. 3.40% 2041	400	376
Verizon Communications, Inc. 2.875% 2050	367	308
Verizon Communications, Inc. 3.55% 2051	480	453
Verizon Communications, Inc. 3.875% 2052	10,000	10,079
VZ Secured Financing BV 5.00% 2032[1]	7,890	7,389
Warner Music Group 3.875% 2030[1]	2,375	2,267
Ziggo Bond Co. BV 5.125% 2030[1]	1,100	1,026
Ziggo Bond Finance BV 4.875% 2030[1]	1,870	1,765
		226,933
Materials 5.52%
Alcoa Nederland Holding BV 5.50% 2027[1]	300	311
Allegheny Technologies, Inc. 4.875% 2029	3,190	3,027
Allegheny Technologies, Inc. 5.125% 2031	1,690	1,588
Alpek, SAB de CV 3.25% 2031[1]	1,100	1,005
Anglo American Capital PLC 2.875% 2031[1]	500	462
Anglo American Capital PLC 3.95% 2050[1]	206	194
ArcelorMittal 4.25% 2029	329	334
ArcelorMittal 7.00% 2039	237	279
ArcelorMittal 6.75% 2041	1,374	1,631
Arconic Corp. 6.00% 2025[1]	115	118
Ardagh Group SA 6.50% Cash 2027[1,5]	953	873
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	5,980	5,396
Ardagh Packaging Finance 5.25% 2025[1]	700	700
Axalta Coating Systems LLC 4.75% 2027[1]	3,085	2,972
Bluestar Finance Holdings, Ltd. 3.875% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 6.651% on 6/24/2023)[4]	1,600	1,604
Braskem Idesa SAPI 7.45% 2029[1]	2,150	2,188
Braskem Idesa SAPI 7.45% 2029	500	509
Braskem Idesa SAPI 6.99% 2032[1]	5,880	5,770
Braskem SA 4.50% 2030[1]	1,170	1,134
Braskem SA 4.50% 2030	850	824
Braskem SA 5.875% 2050[1]	400	398
BWAY Parent Co., Inc. 5.50% 2024[1]	1,995	1,990
Canpack SA / Canpack US, LLC 3.875% 2029[1]	4,100	3,594
Cleveland-Cliffs, Inc. 9.875% 2025[1]	96	107
Cleveland-Cliffs, Inc. 6.75% 2026[1]	260	273
Cleveland-Cliffs, Inc. 5.875% 2027	160	164
Cleveland-Cliffs, Inc. 4.875% 2031[1]	1,850	1,833
Constellium SE 3.75% 2029[1]	3,140	2,824
CVR Partners LP 6.125% 2028[1]	5,965	5,973
Diamond (BC) BV 4.625% 2029[1]	720	648
Dow Chemical Co. 4.80% 2049	57	63
Ecolab, Inc. 2.125% 2032	2,800	2,564
American Funds Multi-Sector Income Fund — Page 11 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Element Solutions, Inc. 3.875% 2028[1]	$3,450	$3,228
First Quantum Minerals, Ltd. 6.50% 2024[1]	4,950	4,989
First Quantum Minerals, Ltd. 6.875% 2027[1]	5,717	5,995
FMG Resources 4.375% 2031[1]	3,110	2,947
Fresnillo PLC 4.25% 2050[1]	1,100	972
FXI Holdings, Inc. 7.875% 2024[1]	2,333	2,327
FXI Holdings, Inc. 12.25% 2026[1]	11,891	12,891
GC Treasury Center Co., Ltd. 4.40% 2032[1]	1,600	1,627
Glencore Funding LLC 2.625% 2031[1]	2,000	1,792
Glencore Funding LLC 3.875% 2051[1]	2,000	1,857
GPC Merger Sub, Inc. 7.125% 2028[1]	2,017	1,834
Gran Colombia Gold Corp. 6.875% 2026[1]	1,860	1,665
Hexion, Inc. 7.875% 2027[1]	4,240	4,474
International Flavors & Fragrances, Inc. 1.832% 2027[1]	24	22
International Flavors & Fragrances, Inc. 2.30% 2030[1]	1,044	934
International Flavors & Fragrances, Inc. 3.468% 2050[1]	850	753
Labl, Inc. 8.25% 2029[1]	2,175	1,923
LSB Industries, Inc. 6.25% 2028[1]	950	965
LYB International Finance III, LLC 2.25% 2030	521	470
LYB International Finance III, LLC 3.375% 2040	1,500	1,347
LYB International Finance III, LLC 3.625% 2051	1,091	991
Mercer International, Inc. 5.125% 2029	1,965	1,898
Methanex Corp. 5.125% 2027	5,150	5,182
Methanex Corp. 5.25% 2029	3,000	3,051
Newcrest Finance Pty, Ltd. 3.25% 2030[1]	62	59
Newcrest Finance Pty, Ltd. 4.20% 2050[1]	15	15
Nova Chemicals Corp. 5.25% 2027[1]	3,100	3,093
Nova Chemicals Corp. 4.25% 2029[1]	6,400	5,909
Novelis Corp. 4.75% 2030[1]	3,371	3,279
Novelis Corp. 3.875% 2031[1]	2,556	2,342
Olin Corp. 5.00% 2030	3,000	2,976
Praxair, Inc. 2.00% 2050	18	14
Rayonier A.M. Products, Inc. 7.625% 2026[1]	60	59
Rio Tinto Finance (USA), Ltd. 2.75% 2051	187	162
SCIH Salt Holdings, Inc. 4.875% 2028[1]	16,635	15,701
SCIH Salt Holdings, Inc. 6.625% 2029[1]	7,430	6,685
Scotts Miracle-Gro Co. 4.50% 2029	2,068	1,942
Scotts Miracle-Gro Co. 4.375% 2032	2,630	2,334
Sealed Air Corp. 4.00% 2027[1]	1,688	1,649
Silgan Holdings, Inc. 4.125% 2028	1,474	1,417
Summit Materials, Inc. 6.50% 2027[1]	270	275
Summit Materials, Inc. 5.25% 2029[1]	2,900	2,867
Trivium Packaging BV 5.50% 2026[1]	200	199
Trivium Packaging BV 8.50% 2027[1]	1,200	1,196
Valvoline, Inc. 4.25% 2030[1]	2,265	2,071
Valvoline, Inc. 3.625% 2031[1]	2,535	2,194
Venator Materials Corp. 5.75% 2025[1]	2,815	2,266
Venator Materials Corp. 9.50% 2025[1]	4,410	4,628
W. R. Grace Holdings LLC 4.875% 2027[1]	2,035	1,994
W. R. Grace Holdings LLC 5.625% 2029[1]	2,055	1,927
Warrior Met Coal, Inc. 7.875% 2028[1]	2,100	2,212
		184,949
American Funds Multi-Sector Income Fund — Page 12 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 5.45%	Principal amount (000)	Value (000)
AmerisourceBergen Corp. 2.70% 2031	$1,950	$1,805
Amgen, Inc. 3.35% 2032	1,316	1,305
Amgen, Inc. 4.20% 2052	137	142
Amgen, Inc. 4.40% 2062	179	186
AstraZeneca Finance LLC 1.75% 2028	812	750
AstraZeneca Finance LLC 2.25% 2031	121	113
AstraZeneca PLC 3.00% 2051	56	52
Avantor Funding, Inc. 4.625% 2028[1]	1,835	1,817
Avantor Funding, Inc. 3.875% 2029[1]	3,740	3,521
Bausch Health Companies, Inc. 9.25% 2026[1]	1,370	1,405
Bausch Health Companies, Inc. 5.75% 2027[1]	200	197
Bausch Health Companies, Inc. 5.00% 2028[1]	660	545
Bausch Health Companies, Inc. 7.00% 2028[1]	830	744
Bausch Health Companies, Inc. 5.25% 2030[1]	1,220	960
Bausch Health Companies, Inc. 5.25% 2031[1]	7,680	5,988
Baxter International, Inc. 1.915% 2027[1]	2,150	2,013
Boston Scientific Corp. 2.65% 2030	150	141
Catalent Pharma Solutions, Inc. 5.00% 2027[1]	455	461
Catalent Pharma Solutions, Inc. 3.125% 2029[1]	1,850	1,685
Catalent Pharma Solutions, Inc. 3.50% 2030[1]	3,265	2,986
Centene Corp. 4.25% 2027	30	30
Centene Corp. 2.45% 2028	10,155	9,292
Centene Corp. 4.625% 2029	6,191	6,252
Centene Corp. 3.00% 2030	610	561
Centene Corp. 3.375% 2030	644	607
Centene Corp. 2.50% 2031	3,280	2,900
Centene Corp. 2.625% 2031	4,440	3,959
Charles River Laboratories International, Inc. 4.25% 2028[1]	1,923	1,884
Charles River Laboratories International, Inc. 3.75% 2029[1]	1,550	1,465
Cigna Corp. 2.375% 2031	80	73
Community Health Systems, Inc. 5.625% 2027[1]	180	184
Community Health Systems, Inc. 6.00% 2029[1]	165	167
Community Health Systems, Inc. 6.875% 2029[1]	1,200	1,181
DaVita, Inc. 4.625% 2030[1]	3,470	3,245
Encompass Health Corp. 4.50% 2028	1,267	1,244
Encompass Health Corp. 4.75% 2030	1,280	1,231
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[1]	1,100	626
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	3,610	3,299
Grifols Escrow Issuer SA 4.75% 2028[1]	1,510	1,423
HCA, Inc. 5.375% 2026	425	447
HCA, Inc. 5.625% 2028	3,770	4,082
HCA, Inc. 3.625% 2032[1]	182	179
HCA, Inc. 4.625% 2052[1]	146	148
HealthEquity, Inc. 4.50% 2029[1]	1,410	1,338
Humana, Inc. 3.70% 2029	983	987
IMS Health Holdings, Inc. 5.00% 2026[1]	600	611
Johnson & Johnson 2.10% 2040	38	32
Kaiser Foundation Hospitals 2.81% 2041	355	311
Merck & Co., Inc. 1.45% 2030	70	62
Minerva Merger Sub, Inc. 6.50% 2030[1]	5,000	4,857
Molina Healthcare, Inc. 4.375% 2028[1]	1,621	1,606
Molina Healthcare, Inc. 3.875% 2032[1]	4,000	3,813
Mozart Debt Merger Sub, Inc. 3.875% 2029[1]	2,000	1,853
Mozart Debt Merger Sub, Inc. 5.25% 2029[1]	5,850	5,446
American Funds Multi-Sector Income Fund — Page 13 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Novartis Capital Corp. 1.75% 2025	$41	$40
Novartis Capital Corp. 2.00% 2027	24	23
Novartis Capital Corp. 2.20% 2030	30	28
Option Care Health, Inc. 4.375% 2029[1]	1,330	1,249
Organon Finance 1 LLC 5.125% 2031[1]	1,335	1,290
Owens & Minor, Inc. 6.625% 2030[1]	4,480	4,616
Par Pharmaceutical, Inc. 7.50% 2027[1]	450	421
Partners HealthCare System, Inc. 3.192% 2049	42	38
Pfizer, Inc. 1.70% 2030	44	40
Radiology Partners, Inc. 9.25% 2028[1]	3,605	3,612
Rede D’Or Finance SARL 4.50% 2030	2,605	2,394
Roche Holdings, Inc. 1.93% 2028[1]	4,870	4,532
Roche Holdings, Inc. 2.076% 2031[1]	8,254	7,604
Roche Holdings, Inc. 2.607% 2051[1]	791	687
RP Escrow Issuer, LLC 5.25% 2025[1]	1,635	1,599
Select Medical Holdings Corp. 6.25% 2026[1]	196	203
Summa Health 3.511% 2051	1,325	1,265
Surgery Center Holdings 10.00% 2027[1]	235	247
Syneos Health, Inc. 3.625% 2029[1]	1,559	1,443
Tenet Healthcare Corp. 4.625% 2024	21	21
Tenet Healthcare Corp. 4.875% 2026[1]	750	758
Tenet Healthcare Corp. 5.125% 2027[1]	1,230	1,237
Tenet Healthcare Corp. 6.125% 2028[1]	1,410	1,435
Tenet Healthcare Corp. 4.375% 2030[1]	6,000	5,767
Teva Pharmaceutical Finance Co. BV 3.15% 2026	14,060	12,755
Teva Pharmaceutical Finance Co. BV 4.75% 2027	10,380	9,977
Teva Pharmaceutical Finance Co. BV 6.75% 2028	12,590	13,224
Teva Pharmaceutical Finance Co. BV 5.125% 2029	11,970	11,522
Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,000	2,361
Thermo Fisher Scientific, Inc. 2.00% 2031	37	33
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	200	207
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	75	75
		182,914
Industrials 5.36%
Atkore, Inc. 4.25% 2031[1]	2,000	1,863
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2028[2,3]	3,990	3,948
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[2,3]	1,875	1,869
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	225	212
Boeing Company 2.196% 2026	25	24
Boeing Company 2.75% 2026	500	485
Boeing Company 3.25% 2028	1,078	1,041
Boeing Company 5.15% 2030	13,333	14,240
Boeing Company 3.625% 2031	4,738	4,620
Boeing Company 3.75% 2050	83	74
Boeing Company 5.805% 2050	597	692
Bombardier, Inc. 7.50% 2025[1]	1,205	1,213
Bombardier, Inc. 7.125% 2026[1]	6,050	5,936
Bombardier, Inc. 7.875% 2027[1]	4,400	4,313
Bombardier, Inc. 6.00% 2028[1]	1,790	1,680
Builders FirstSource, Inc. 4.25% 2032[1]	2,175	2,029
Burlington Northern Santa Fe LLC 3.55% 2050	750	747
Burlington Northern Santa Fe LLC 3.30% 2051	479	455
Burlington Northern Santa Fe LLC 2.875% 2052	10	9
American Funds Multi-Sector Income Fund — Page 14 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
BWX Technologies, Inc. 4.125% 2028[1]	$1,150	$1,109
BWX Technologies, Inc. 4.125% 2029[1]	1,080	1,042
Canadian Pacific Railway, Ltd. 1.75% 2026	435	410
Canadian Pacific Railway, Ltd. 2.45% 2031	469	436
Canadian Pacific Railway, Ltd. 3.00% 2041	423	381
Canadian Pacific Railway, Ltd. 3.10% 2051	377	334
Clarivate Science Holdings Corp. 3.875% 2028[1]	4,910	4,690
Clarivate Science Holdings Corp. 4.875% 2029[1]	7,645	7,209
CoreLogic, Inc. 4.50% 2028[1]	11,844	11,191
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,3]	3,950	3,915
Cornerstone Building Brands, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 3.75% 2028[2,3]	146	141
Covert Mergeco, Inc. 4.875% 2029[1]	3,645	3,484
CSX Corp. 4.50% 2049	25	27
Dun & Bradstreet Corp. 5.00% 2029[1]	7,948	7,480
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[1]	400	405
General Dynamics Corp. 1.15% 2026	5,600	5,217
General Electric Capital Corp. 4.418% 2035	400	430
GFL Environmental, Inc. 4.00% 2028[1]	4,500	4,145
Gol Finance SA 8.00% 2026[1]	3,038	2,735
Harsco Corp. 5.75% 2027[1]	1,885	1,829
Honeywell International, Inc. 2.70% 2029	35	35
Howmet Aerospace, Inc. 6.875% 2025	3	3
JELD-WEN Holding, Inc. 4.875% 2027[1]	2,050	1,967
Labl Escrow Issuer, LLC 10.50% 2027[1]	500	502
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[1]	2,666	2,865
Lockheed Martin Corp. 1.85% 2030	358	325
Lockheed Martin Corp. 3.60% 2035	49	50
Lockheed Martin Corp. 4.50% 2036	39	43
Lockheed Martin Corp. 4.07% 2042	10	11
LSC Communications, Inc. 8.75% 2023[1,7,8,9]	45	—[6]
Masco Corp. 2.00% 2031	48	42
Mexico City Airport Trust 4.25% 2026	1,600	1,585
Moog, Inc. 4.25% 2027[1]	1,481	1,441
Mueller Water Products, Inc. 4.00% 2029[1]	1,200	1,138
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	1,250	1,260
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	1,300	1,305
Nielsen Finance LLC and Nielsen Finance Co. 4.75% 2031[1]	125	125
Norfolk Southern Corp. 3.05% 2050	8	7
PGT Innovations, Inc. 4.375% 2029[1]	2,490	2,327
PM General Purchaser LLC 9.50% 2028[1]	8,000	7,877
Raytheon Technologies Corp. 1.90% 2031	1,515	1,342
Republic Services, Inc. 2.375% 2033	1,390	1,250
Ritchie Bros. Holdings, Inc. 4.75% 2031[1]	2,030	1,983
Roller Bearing Company of America, Inc. 4.375% 2029[1]	2,755	2,572
Rolls-Royce PLC 5.75% 2027[1]	6,230	6,407
Sensata Technologies Holding BV 4.00% 2029[1]	2,230	2,127
Sensata Technologies, Inc. 3.75% 2031[1]	150	139
Siemens AG 1.20% 2026[1]	250	232
SkyMiles IP, Ltd. 4.75% 2028[1]	770	777
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[2,3]	750	777
SRS Distribution, Inc. 4.625% 2028[1]	5,810	5,561
Stericycle, Inc. 3.875% 2029[1]	3,180	2,961
TransDigm, Inc. 6.25% 2026[1]	1,250	1,285
TransDigm, Inc. 5.50% 2027	1,235	1,227
American Funds Multi-Sector Income Fund — Page 15 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
TransDigm, Inc. 4.625% 2029	$5,050	$4,728
TransDigm, Inc. 4.875% 2029	1,990	1,869
Uber Technologies, Inc. 8.00% 2026[1]	2,185	2,324
Union Pacific Corp. 2.375% 2031	2,480	2,324
Union Pacific Corp. 2.80% 2032	4,580	4,403
Union Pacific Corp. 4.30% 2049	75	82
Union Pacific Corp. 3.25% 2050	13	12
United Airlines Holdings, Inc. 6.50% 2027[1]	975	1,018
United Airlines, Inc. 4.375% 2026[1]	2,455	2,418
United Airlines, Inc. 4.625% 2029[1]	1,990	1,895
United Rentals, Inc. 5.25% 2030	960	992
Vertical Holdco GMBH 7.625% 2028[1]	1,302	1,293
WESCO Distribution, Inc. 7.125% 2025[1]	270	281
WESCO Distribution, Inc. 7.25% 2028[1]	2,465	2,621
		179,868
Utilities 4.29%
AEP Texas, Inc. 3.45% 2051	404	359
AEP Transmission Co. LLC 2.75% 2051	21	17
AES Panama Generation Holdings SRL 4.375% 2030	1,400	1,336
AES Panama Generation Holdings SRL 4.375% 2030[1]	875	835
Alabama Power Co. 3.00% 2052	330	283
Alfa Desarrollo SpA 4.55% 2051[1]	7,145	6,212
Alliant Energy Finance, LLC 3.60% 2032[1]	6,750	6,573
American Electric Power Company, Inc. 1.00% 2025	25	23
AmeriGas Partners LP 5.625% 2024	175	179
Calpine Corp. 5.125% 2028[1]	1,070	1,021
Cleveland Electric Illuminating Co. 4.55% 2030[1]	550	579
Connecticut Light and Power Co. 2.05% 2031	175	159
Consorcio Transmantaro SA 4.70% 2034	1,000	1,011
Consumers Energy Co. 3.10% 2050	36	33
Consumers Energy Co. 2.65% 2052	2,070	1,725
DPL, Inc. 4.125% 2025	1,390	1,382
DTE Electric Company 3.65% 2052	2,100	2,129
DTE Energy Company 1.90% 2028	1,010	941
DTE Energy Company 3.00% 2032	3,350	3,271
DTE Energy Company 2.95% 2050	662	587
Duke Energy Progress, Inc. 2.00% 2031	480	430
Duke Energy Progress, LLC 2.50% 2050	134	109
Edison International 4.95% 2025	130	133
Edison International 5.75% 2027	16	17
Edison International 4.125% 2028	1,384	1,375
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[4]	4,000	3,764
Emera US Finance LP 2.639% 2031	1,325	1,190
Empresas Publicas de Medellin ESP 4.25% 2029[1]	500	446
Empresas Publicas de Medellin ESP 4.375% 2031[1]	1,150	993
Enfragen Energia Sur SA 5.375% 2030	200	139
ENN Clean Energy International Investment, Ltd. 3.375% 2026[1]	2,070	1,938
ENN Energy Holdings, Ltd. 2.625% 2030	1,000	898
ENN Energy Holdings, Ltd. 2.625% 2030[1]	700	629
Entergy Corp. 2.40% 2031	50	45
FirstEnergy Corp. 4.10% 2028[1]	675	682
FirstEnergy Corp. 2.25% 2030	1,518	1,346
American Funds Multi-Sector Income Fund — Page 16 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 2.65% 2030	$12,512	$11,383
FirstEnergy Corp. 7.375% 2031	1,667	2,059
FirstEnergy Corp., Series B, 4.40% 2027[4]	180	182
FirstEnergy Transmission LLC 2.866% 2028[1]	325	302
Florida Power & Light Company 2.45% 2032	600	565
Florida Power & Light Company 2.875% 2051	3,475	3,122
Instituto Costarricense de Electricidad 6.75% 2031[1]	2,000	2,019
Investment Energy Resources, Ltd. 6.25% 2029[1]	350	354
Jersey Central Power & Light Co. 4.30% 2026[1]	50	51
Jersey Central Power & Light Co. 2.75% 2032[1]	250	233
Monongahela Power Co. 3.55% 2027[1]	1,775	1,776
NextEra Energy Capital Holdings, Inc. 2.44% 2032	8,000	7,325
Oncor Electric Delivery Company, LLC 2.70% 2051[1]	150	129
Pacific Gas and Electric Co. 2.95% 2026	29	28
Pacific Gas and Electric Co. 3.15% 2026	596	575
Pacific Gas and Electric Co. 2.10% 2027	300	270
Pacific Gas and Electric Co. 3.30% 2027	373	359
Pacific Gas and Electric Co. 3.00% 2028	225	210
Pacific Gas and Electric Co. 3.75% 2028	1,094	1,049
Pacific Gas and Electric Co. 4.65% 2028	125	125
Pacific Gas and Electric Co. 4.55% 2030	6,975	6,932
Pacific Gas and Electric Co. 2.50% 2031	3,210	2,773
Pacific Gas and Electric Co. 3.25% 2031	1,550	1,404
Pacific Gas and Electric Co. 3.50% 2050	4,576	3,697
PG&E Corp. 5.00% 2028	1,610	1,558
PG&E Corp. 5.25% 2030	3,680	3,574
Public Service Company of Colorado 1.875% 2031	4,025	3,582
Public Service Company of Colorado 1.90% 2031	1,200	1,070
Public Service Electric and Gas Co. 1.90% 2031	300	267
Public Service Electric and Gas Co. 3.10% 2032	1,180	1,167
Southern California Edison Co. 0.975% 2024	275	262
Southern California Edison Co. 2.25% 2030	50	45
Southern California Edison Co. 2.50% 2031	3,800	3,463
Southern California Edison Co. 2.75% 2032	4,175	3,880
Southern California Edison Co. 3.45% 2052	5,000	4,504
Southwestern Electric Power Co. 3.25% 2051	250	216
State Grid Overseas Investment, Ltd. 4.375% 2043	1,200	1,316
Talen Energy Corp. 10.50% 2026[1]	9,445	2,361
Talen Energy Corp. 7.25% 2027[1]	1,255	1,175
Talen Energy Corp. 6.625% 2028[1]	190	177
Talen Energy Supply, LLC 7.625% 2028[1]	1,165	1,081
Union Electric Co. 2.15% 2032	350	319
Union Electric Co. 3.90% 2052	745	772
Venture Global Calcasieu Pass, LLC 3.875% 2029[1]	9,065	8,825
Virginia Electric and Power Co. 2.30% 2031	175	161
Virginia Electric and Power Co. 2.40% 2032	12,951	11,953
Virginia Electric and Power Co. 2.45% 2050	25	20
Wisconsin Power and Light Co. 1.95% 2031	275	245
Xcel Energy, Inc. 1.75% 2027	1,100	1,020
Xcel Energy, Inc. 2.60% 2029	181	172
Xcel Energy, Inc. 2.35% 2031	846	771
Xcel Energy, Inc. 3.50% 2049	290	270
		143,937
American Funds Multi-Sector Income Fund — Page 17 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 3.67%	Principal amount (000)	Value (000)
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	$2,150	$2,120
Analog Devices, Inc. 1.70% 2028	398	368
Analog Devices, Inc. 2.10% 2031	558	515
Apple, Inc. 2.40% 2050	25	21
Apple, Inc. 2.65% 2050	5	4
Apple, Inc. 2.65% 2051	420	363
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.506% 2025[2,3]	800	798
Black Knight, Inc. 3.625% 2028[1]	4,710	4,469
BMC Software, Inc. 7.125% 2025[1]	5,900	6,126
BMC Software, Inc. 9.125% 2026[1]	90	93
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[2,3]	6,675	6,627
Booz Allen Hamilton, Inc. 4.00% 2029[1]	2,787	2,725
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	53	53
Broadcom, Inc. 4.00% 2029[1]	1,984	1,983
Broadcom, Inc. 4.75% 2029	220	232
Broadcom, Inc. 4.15% 2030	350	355
Broadcom, Inc. 2.45% 2031[1]	8,141	7,275
Broadcom, Inc. 4.15% 2032[1]	3,121	3,114
Broadcom, Inc. 4.30% 2032	1,000	1,017
Broadcom, Inc. 2.60% 2033[1]	6,660	5,793
Broadcom, Inc. 3.469% 2034[1]	474	440
Broadcom, Inc. 3.137% 2035[1]	130	115
Broadcom, Inc. 3.187% 2036[1]	111	97
Broadcom, Inc. 3.50% 2041[1]	1,087	971
Broadcom, Inc. 3.75% 2051[1]	1,369	1,230
CommScope, Inc. 7.125% 2028[1]	5,000	4,523
Diebold Nixdorf, Inc. 9.375% 2025[1]	7,230	7,356
Fair Isaac Corp. 4.00% 2028[1]	2,640	2,561
Gartner, Inc. 4.50% 2028[1]	1,195	1,192
Gartner, Inc. 3.625% 2029[1]	225	211
Gartner, Inc. 3.75% 2030[1]	1,460	1,373
Global Payments, Inc. 2.90% 2030	67	62
Mastercard, Inc. 2.00% 2031	179	163
Mastercard, Inc. 3.85% 2050	100	106
Mastercard, Inc. 2.95% 2051	290	266
Microsoft Corp. 2.525% 2050	90	78
MoneyGram International, Inc. 5.375% 2026[1]	4,025	4,195
NCR Corp. 5.125% 2029[1]	2,900	2,791
Oracle Corp. 2.30% 2028	454	416
Oracle Corp. 2.875% 2031	5,479	5,004
Oracle Corp. 3.60% 2050	50	42
Oracle Corp. 3.95% 2051	212	186
PayPal Holdings, Inc. 2.85% 2029	43	42
Rocket Software, Inc. 6.50% 2029[1]	8,750	7,958
Sabre GLBL, Inc. 7.375% 2025[1]	2,540	2,656
salesforce.com, inc. 1.95% 2031	125	115
salesforce.com, inc. 2.70% 2041	125	111
ServiceNow, Inc. 1.40% 2030	6,504	5,535
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[2,3]	2,219	2,207
Square, Inc. 3.50% 2031[1]	15,000	13,750
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 5.75% 2027[2,3]	6,780	6,752
VeriSign, Inc. 2.70% 2031	729	661
American Funds Multi-Sector Income Fund — Page 18 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Veritas Holdings, Ltd. 7.50% 2025[1]	$6,055	$5,752
Visa, Inc. 2.70% 2040	120	109
		123,077
Consumer staples 3.01%
7-Eleven, Inc. 0.95% 2026[1]	365	332
7-Eleven, Inc. 1.30% 2028[1]	445	390
7-Eleven, Inc. 1.80% 2031[1]	3,795	3,275
7-Eleven, Inc. 2.50% 2041[1]	900	729
7-Eleven, Inc. 2.80% 2051[1]	815	659
Albertsons Companies, Inc. 3.50% 2029[1]	4,175	3,773
Altria Group, Inc. 4.80% 2029	2,000	2,100
Altria Group, Inc. 3.40% 2030	800	771
Altria Group, Inc. 4.45% 2050	650	592
Altria Group, Inc. 3.70% 2051	3,710	3,010
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	90	100
Anheuser-Busch InBev NV 4.439% 2048	180	189
Anheuser-Busch InBev NV 4.60% 2048	600	650
Anheuser-Busch InBev NV 4.50% 2050	690	740
B&G Foods, Inc. 5.25% 2025	245	240
B&G Foods, Inc. 5.25% 2027	3,930	3,761
British American Tobacco PLC 2.726% 2031	2,750	2,428
British American Tobacco PLC 4.54% 2047	186	167
British American Tobacco PLC 4.758% 2049	512	472
British American Tobacco PLC 3.984% 2050	2,800	2,277
British American Tobacco PLC 5.65% 2052	2,532	2,575
Central Garden & Pet Co. 4.125% 2030	1,070	967
Central Garden & Pet Co. 4.125% 2031[1]	5,215	4,702
Conagra Brands, Inc. 1.375% 2027	35	31
Conagra Brands, Inc. 5.30% 2038	2	2
Constellation Brands, Inc. 2.875% 2030	1,040	977
Constellation Brands, Inc. 2.25% 2031	510	450
Darling Ingredients, Inc. 5.25% 2027[1]	280	286
Edgewell Personal Care Co. 5.50% 2028[1]	1,770	1,764
Energizer Holdings, Inc. 4.375% 2029[1]	3,320	2,910
Ingles Markets, Inc. 4.00% 2031[1]	3,345	3,163
InRetail Consumer 3.25% 2028[1]	1,100	1,034
Keurig Dr Pepper, Inc. 3.20% 2030	30	29
Kraft Heinz Company 4.375% 2046	1,850	1,834
Kraft Heinz Company 5.50% 2050	1,500	1,711
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	6,070	5,612
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	5,550	4,701
Lamb Weston Holdings, Inc. 4.125% 2030[1]	2,590	2,423
MARB BondCo PLC 3.95% 2031[1]	2,577	2,290
Molson Coors Brewing Co. 4.20% 2046	20	19
Natura Cosmeticos SA 4.125% 2028[1]	3,800	3,666
NBM US Holdings, Inc. 6.625% 2029[1]	500	527
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.756% 2026[2,3]	5,567	5,538
PepsiCo, Inc. 1.625% 2030	6	5
PepsiCo, Inc. 1.40% 2031	34	30
PepsiCo, Inc. 1.95% 2031	1,329	1,215
Performance Food Group, Inc. 5.50% 2027[1]	790	787
Performance Food Group, Inc. 4.25% 2029[1]	1,863	1,700
Philip Morris International, Inc. 3.375% 2029	37	37
American Funds Multi-Sector Income Fund — Page 19 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 1.75% 2030	$283	$245
Philip Morris International, Inc. 4.125% 2043	12	11
Philip Morris International, Inc. 4.25% 2044	15	15
Post Holdings, Inc. 5.625% 2028[1]	320	315
Post Holdings, Inc. 5.50% 2029[1]	6,180	5,956
Post Holdings, Inc. 4.625% 2030[1]	4,556	4,110
Post Holdings, Inc. 4.50% 2031[1]	2,000	1,775
Prestige Brands International, Inc. 5.125% 2028[1]	2,000	1,989
Prestige Brands International, Inc. 3.75% 2031[1]	3,660	3,274
Procter & Gamble Company 0.55% 2025	19	18
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	445	399
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	560	486
Simmons Foods, Inc. 4.625% 2029[1]	3,295	3,093
US Foods, Inc. 4.625% 2030[1]	1,880	1,743
		101,069
Real estate 2.61%
American Campus Communities, Inc. 3.30% 2026	38	38
American Campus Communities, Inc. 2.85% 2030	5	5
American Campus Communities, Inc. 3.875% 2031	175	176
American Tower Corp. 2.70% 2031	331	300
American Tower Corp. 4.05% 2032	1,676	1,682
Brookfield Property REIT, Inc. 5.75% 2026[1]	3,770	3,740
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[1]	3,240	2,947
Crown Castle International Corp. 2.50% 2031	515	460
Equinix, Inc. 1.45% 2026	2,260	2,076
Equinix, Inc. 2.90% 2026	68	66
Equinix, Inc. 1.55% 2028	105	93
Equinix, Inc. 2.00% 2028	894	807
Equinix, Inc. 3.20% 2029	75	72
Equinix, Inc. 2.15% 2030	4,030	3,532
Equinix, Inc. 2.50% 2031	1,645	1,478
Equinix, Inc. 3.90% 2032	1,150	1,144
Equinix, Inc. 3.40% 2052	819	712
Essex Portfolio LP 2.55% 2031	1,762	1,608
Extra Space Storage, Inc. 2.35% 2032	168	148
FibraSOMA 4.375% 2031[1]	3,933	3,294
Howard Hughes Corp. 5.375% 2028[1]	1,400	1,408
Howard Hughes Corp. 4.125% 2029[1]	5,840	5,492
Howard Hughes Corp. 4.375% 2031[1]	6,450	6,072
Iron Mountain, Inc. 5.00% 2028[1]	344	336
Iron Mountain, Inc. 5.25% 2028[1]	1,200	1,186
Iron Mountain, Inc. 4.875% 2029[1]	7,610	7,257
Iron Mountain, Inc. 4.50% 2031[1]	860	795
Kennedy-Wilson Holdings, Inc. 4.75% 2029	5,410	5,226
Kennedy-Wilson Holdings, Inc. 4.75% 2030	4,240	4,040
Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,805	1,736
Ladder Capital Corp. 4.75% 2029[1]	5,500	5,194
Medical Properties Trust, Inc. 5.00% 2027	90	92
Medical Properties Trust, Inc. 3.50% 2031	1,965	1,828
Park Intermediate Holdings LLC 4.875% 2029[1]	8,230	7,732
Public Storage 1.95% 2028	417	387
Realogy Corp. 5.75% 2029[1]	2,525	2,385
Realogy Corp. 5.25% 2030[1]	3,890	3,584
American Funds Multi-Sector Income Fund — Page 20 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	$2,060	$1,939
RLJ Lodging Trust, LP 4.00% 2029[1]	1,380	1,278
Sun Communities Operating LP 2.30% 2028	198	180
Sun Communities Operating LP 2.70% 2031	3,382	3,057
Westfield Corp., Ltd. 3.50% 2029[1]	10	10
Xenia Hotels & Resorts, Inc. 4.875% 2029[1]	2,120	2,062
		87,654
Total corporate bonds, notes & loans		2,203,036
Bonds & notes of governments & government agencies outside the U.S. 9.90%
Abu Dhabi (Emirate of) 2.50% 2029[1]	1,900	1,866
Abu Dhabi (Emirate of) 1.70% 2031[1]	7,800	7,128
Abu Dhabi (Emirate of) 3.875% 2050	3,700	3,883
Angola (Republic of) 8.00% 2029	9,440	9,512
Argentine Republic 1.00% 2029	5,233	1,801
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[4]	22,185	7,488
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[4]	21,472	6,574
Armenia (Republic of) 7.15% 2025	200	200
Bahrain (Kingdom of) 6.125% 2022	250	253
Bahrain (Kingdom of) 6.125% 2023	1,300	1,346
Belarus (Republic of) 6.875% 2023	460	81
Belarus (Republic of) 5.875% 2026	6,100	1,003
Chile (Republic of) 3.10% 2041	3,600	3,176
Chile (Republic of) 4.34% 2042	1,815	1,867
Colombia (Republic of) 4.50% 2029	300	291
Colombia (Republic of) 3.25% 2032	3,200	2,680
Colombia (Republic of) 7.375% 2037	300	338
Colombia (Republic of) 4.125% 2051	400	303
Costa Rica (Republic of) 6.125% 2031[1]	3,400	3,447
Costa Rica (Republic of) 6.125% 2031	728	738
Costa Rica (Republic of) 7.158% 2045	2,000	1,993
Cote d’Ivoire (Republic of) 5.75% 2032[4]	821	808
Development Bank of Mongolia LLC 7.25% 2023	3,000	3,034
Dominican Republic 5.50% 2025	1,400	1,450
Dominican Republic 6.875% 2026	1,000	1,065
Dominican Republic 5.95% 2027	1,650	1,700
Dominican Republic 4.50% 2030[1]	5,789	5,326
Dominican Republic 6.00% 2033[1]	1,285	1,259
Dominican Republic 5.30% 2041[1]	412	359
Dominican Republic 6.85% 2045	1,100	1,093
Dominican Republic 5.875% 2060	4,900	4,214
Dominican Republic 5.875% 2060[1]	1,700	1,462
Egypt (Arab Republic of) 6.588% 2028	2,800	2,606
Egypt (Arab Republic of) 6.588% 2028[1]	1,200	1,117
Egypt (Arab Republic of) 7.60% 2029	3,600	3,430
Egypt (Arab Republic of) 5.875% 2031[1]	6,930	5,835
Egypt (Arab Republic of) 7.625% 2032[1]	4,200	3,816
Egypt (Arab Republic of) 8.15% 2059	4,000	3,314
Ethiopia (Federal Democratic Republic of) 6.625% 2024	4,000	2,908
Export-Import Bank of India 3.25% 2030	4,100	3,891
Gabonese Republic 6.95% 2025	1,500	1,526
Gabonese Republic 7.00% 2031[1]	6,000	5,780
Georgia (Republic of) 2.75% 2026[1]	2,880	2,486
American Funds Multi-Sector Income Fund — Page 21 of 39

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Ghana (Republic of) 0% 2025	$2,000	$1,312
Ghana (Republic of) 8.125% 2026	1,210	1,031
Ghana (Republic of) 6.375% 2027[1]	4,000	3,021
Ghana (Republic of) 6.375% 2027	1,890	1,427
Ghana (Republic of) 7.75% 2029[1]	5,100	3,756
Ghana (Republic of) 8.125% 2032	3,900	2,827
Ghana (Republic of) 8.125% 2032[1]	1,500	1,087
Ghana (Republic of) 8.95% 2051	1,500	1,052
Honduras (Republic of) 6.25% 2027	1,575	1,504
Honduras (Republic of) 5.625% 2030[1]	5,175	4,709
Hungary (Republic of) 2.125% 2031[1]	1,720	1,561
Indonesia (Republic of) 6.625% 2037	900	1,129
Indonesia (Republic of) 5.25% 2042	300	336
Indonesia (Republic of) 4.625% 2043	5,800	6,066
Israel (State of) 3.375% 2050	2,500	2,375
Jordan (Hashemite Kingdom of) 4.95% 2025[1]	400	400
Jordan (Hashemite Kingdom of) 5.75% 2027[1]	2,500	2,488
Jordan (Hashemite Kingdom of) 5.85% 2030[1]	6,150	5,751
Kazakhstan (Republic of) 4.875% 2044	3,200	3,166
Kenya (Republic of) 6.875% 2024[1]	200	201
Kenya (Republic of) 7.25% 2028	3,100	2,997
Kenya (Republic of) 7.25% 2028[1]	2,600	2,514
Kenya (Republic of) 6.30% 2034[1]	2,700	2,329
Kenya (Republic of) 8.25% 2048	1,200	1,071
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[4]	5,260	4,543
Oman (Sultanate of) 5.375% 2027	9,000	9,266
Oman (Sultanate of) 4.875% 2030[1]	1,015	1,061
Oman (Sultanate of) 6.25% 2031[1]	1,000	1,061
Pakistan (Islamic Republic of) 5.625% 2022	1,300	1,260
Pakistan (Islamic Republic of) 8.25% 2024	400	352
Pakistan (Islamic Republic of) 6.00% 2026[1]	3,510	2,773
Pakistan (Islamic Republic of) 6.875% 2027	3,850	3,054
Panama (Republic of) 7.125% 2026	200	228
Panama (Republic of) 3.16% 2030	400	392
Panama (Republic of) 4.50% 2050	2,400	2,376
Panama (Republic of) 4.30% 2053	2,800	2,698
Panama (Republic of) 3.87% 2060	1,200	1,054
Panama (Republic of) 4.50% 2063	3,545	3,414
Paraguay (Republic of) 4.70% 2027[1]	400	417
Paraguay (Republic of) 4.95% 2031	6,150	6,450
Peru (Republic of) 4.125% 2027	300	312
Peru (Republic of) 2.783% 2031	2,200	2,077
Peru (Republic of) 3.00% 2034	990	925
Peru (Republic of) 6.55% 2037	1,000	1,268
Peru (Republic of) 3.55% 2051	1,200	1,122
Peru (Republic of) 2.78% 2060	1,699	1,334
Peru (Republic of) 3.23% 2121	1,400	1,068
PETRONAS Capital, Ltd. 3.50% 2030	1,900	1,937
PETRONAS Capital, Ltd. 3.50% 2030[1]	1,100	1,122
PETRONAS Capital, Ltd. 4.55% 2050[1]	800	886
Philippines (Republic of) 3.00% 2028	2,800	2,820
Philippines (Republic of) 1.648% 2031	1,200	1,070
Philippines (Republic of) 3.95% 2040	3,600	3,574
Philippines (Republic of) 3.70% 2042	2,500	2,420
Philippines (Republic of) 2.95% 2045	7,600	6,594
American Funds Multi-Sector Income Fund — Page 22 of 39

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 3.75% 2030[1]	$4,700	$4,970
Qatar (State of) 4.625% 2046	1,500	1,714
Qatar (State of) 5.103% 2048	1,600	1,961
Qatar (State of) 4.40% 2050[1]	2,500	2,816
Republika Srpska 4.75% 2026	€1,280	1,442
Romania 2.00% 2032	3,300	3,045
Romania 2.00% 2033	2,720	2,427
Romania 3.50% 2034	30	30
Romania 3.375% 2038	1,500	1,439
Romania 5.125% 2048	$400	416
Romania 5.125% 2048[1]	300	312
Russian Federation 4.75% 2026	1,600	408
Russian Federation 4.25% 2027	6,200	1,550
Russian Federation 4.375% 2029	1,000	200
Russian Federation 5.10% 2035	6,400	1,248
Russian Federation 5.25% 2047	2,000	480
Senegal (Republic of) 4.75% 2028	€1,500	1,616
Senegal (Republic of) 4.75% 2028	1,000	1,078
Serbia (Republic of) 3.125% 2027	1,600	1,729
Serbia (Republic of) 3.125% 2027	800	864
South Africa (Republic of) 4.875% 2026	$2,500	2,551
South Africa (Republic of) 4.30% 2028	2,200	2,132
South Africa (Republic of) 5.875% 2030	500	524
South Africa (Republic of) 6.30% 2048	3,800	3,597
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,798	1,400
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	2,300	1,161
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	3,000	1,489
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	1,780	846
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	600	284
Tunisia (Republic of) 6.75% 2023	€200	161
Tunisia (Republic of) 5.75% 2025	$1,990	1,345
Turkey (Republic of) 6.375% 2025	1,200	1,178
Turkey (Republic of) 7.375% 2025	4,400	4,467
Turkey (Republic of) 5.125% 2026[1]	4,000	3,782
Turkey (Republic of) 7.625% 2029	2,450	2,397
Turkey (Republic of) 5.875% 2031	4,050	3,470
Turkey (Republic of) 6.50% 2033	2,000	1,753
Turkey (Republic of) 6.00% 2041	200	157
Turkey (Republic of) 5.75% 2047	4,300	3,225
Ukraine 8.994% 2024	6,377	2,898
Ukraine 7.75% 2026	4,500	1,958
Ukraine 7.75% 2027	200	87
Ukraine 9.75% 2028	200	87
Ukraine 6.876% 2029[1]	4,800	2,031
Ukraine 7.375% 2032	4,500	1,910
United Mexican States 3.75% 2028	200	204
United Mexican States 4.50% 2029	4,100	4,331
United Mexican States 2.659% 2031	649	593
United Mexican States 3.50% 2034	7,500	6,990
United Mexican States 6.75% 2034	2,000	2,451
United Mexican States 6.05% 2040	2,100	2,386
United Mexican States 4.75% 2044	200	197
United Mexican States 5.00% 2051	1,200	1,216
American Funds Multi-Sector Income Fund — Page 23 of 39

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States 4.40% 2052	$550	$506
United Mexican States 3.75% 2071	1,170	931
		331,925
Mortgage-backed obligations 9.17% Commercial mortgage-backed securities 4.61%
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.851% 2049[3,10]	2,500	2,480
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[10]	10	10
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[10]	10	10
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[10]	25	25
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[10]	10	10
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[3,10]	10	10
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[10]	20	19
BX Trust, Series 2021-SDMF, Class B, (1-month USD-LIBOR + 0.738%) 1.135% 2034[1,3,10]	3,000	2,872
BX Trust, Series 2021-SDMF, Class C, (1-month USD-LIBOR + 0.888%) 1.285% 2034[1,3,10]	2,100	2,000
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 1.784% 2034[1,3,10]	2,000	1,923
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 1.097% 2036[1,3,10]	1,733	1,691
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.296% 2036[1,3,10]	1,992	1,956
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.347% 2036[1,3,10]	1,696	1,662
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 1.694% 2036[1,3,10]	1,989	1,952
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.043% 2036[1,3,10]	1,992	1,954
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 2.292% 2036[1,3,10]	1,380	1,352
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 1.247% 2038[1,3,10]	2,102	2,076
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 1.267% 2038[1,3,10]	817	799
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.497% 2038[1,3,10]	737	720
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 1.647% 2038[1,3,10]	5,988	5,904
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.797% 2038[1,3,10]	9,329	9,107
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 1.897% 2038[1,3,10]	1,962	1,935
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 2.247% 2038[1,3,10]	1,682	1,656
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 1.89% 2039[1,3,10]	3,000	2,959
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 2.266% 2039[1,3,10]	3,000	2,941
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 2.391% 2039[1,3,10]	4,000	3,952
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 3.438% 2035[1,3,10]	2,485	2,474
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[10]	10	10
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[1,10]	500	501
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[3,10]	893	895
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class C, 4.134% 2046[3,10]	2,000	2,002
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 2047[10]	438	441
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[10]	420	424
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[3,10]	1,900	1,902
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.142% 2048[3,10]	2,660	2,615
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.422% 2048[3,10]	3,656	3,558
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[10]	312	311
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[1,10]	500	498
Commercial Mortgage Trust, Series 2012-CR2, Class AM, 3.791% 2045[10]	85	85
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[10]	440	441
Commercial Mortgage Trust, Series 2013-CR7, Class AM, 3.314% 2046[1,10]	560	562
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[1,10]	1,505	1,498
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[1,10]	500	502
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.739% 2046[10]	80	80
Commercial Mortgage Trust, Series 2013-CR10, Class C, 4.901% 2046[1,3,10]	1,309	1,319
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[1,3,10]	429	435
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 2047[10]	108	108
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[10]	500	504
American Funds Multi-Sector Income Fund — Page 24 of 39

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.444% 2047[3,10]	$605	$590
Commercial Mortgage Trust, Series 2014-CR18, Class B, 4.456% 2047[3,10]	381	383
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[3,10]	950	951
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 2047[10]	1,024	1,034
Commercial Mortgage Trust, Series 2014-CR16, Class C, 4.911% 2047[3,10]	460	456
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[3,10]	14	14
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.478% 2048[3,10]	860	850
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.478% 2048[3,10]	600	606
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[10]	25	25
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[3,10]	250	253
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.112% 2050[3,10]	570	581
Commercial Mortgage Trust, Series 2013-CR11, Class C, 5.119% 2050[1,3,10]	1,250	1,264
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[1,3,10]	48	47
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.477% 2038[1,3,10]	417	413
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.777% 2038[1,3,10]	381	376
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 2.097% 2038[1,3,10]	2,386	2,357
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.647% 2038[1,3,10]	8,648	8,539
FREMF Mortgage Trust, Series 2017-K67, Class B, 3.945% 2049[1,3,10]	2,000	2,009
Great Wolf Trust, Series 2019-WOLF, Class D, (1-month USD-LIBOR + 1.933%) 2.33% 2036[1,3,10]	1,213	1,185
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.317% 2025[1,3,10]	2,287	2,261
GS Mortgage Securities Trust, Series 2012-GCJ7, Class C, 5.561% 2045[3,10]	80	80
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[3,10]	650	651
GS Mortgage Securities Trust, Series 2013-GC16, Class A3, 4.244% 2046[10]	87	88
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[10]	200	199
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 2038[1,10]	1,230	1,190
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[3,10]	920	909
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[1,10]	2,602	2,479
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[1,3,10]	2,092	1,958
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[1,10]	768	710
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class B, 3.499% 2046[10]	2,000	1,987
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[10]	500	503
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[3,10]	650	650
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.096% 2047[3,10]	500	498
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.447% 2038[1,3,10]	1,374	1,353
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 1.797% 2038[1,3,10]	1,142	1,129
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 1.198% 2026[1,3,10]	1,534	1,511
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[3,10]	923	921
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.152% 2046[3,10]	2,876	2,893
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class AS, 4.482% 2046[3,10]	500	507
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 2047[10]	241	240
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[3,10]	3,197	3,196
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 2047[3,10]	195	196
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2048[10]	1,613	1,607
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.526% 2048[3,10]	74	75
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 2050[10]	45	45
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.297% 2038[1,3,10]	344	339
Motel 6 Trust, Series 2021-MTL6, Class B, (1-month USD-LIBOR + 1.20%) 1.597% 2038[1,3,10]	1,321	1,300
Motel 6 Trust, Series 2021-MTL6, Class C, (1-month USD-LIBOR + 1.50%) 1.897% 2038[1,3,10]	396	389
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.707% 2049[1,3,10]	425	403
American Funds Multi-Sector Income Fund — Page 25 of 39

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Multi Family Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 4.207% 2050[1,3,10]	$400	$386
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 0.973% 2036[1,3,10]	1,558	1,514
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 1.322% 2036[1,3,10]	2,000	1,943
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 1.127% 2038[1,3,10]	1,442	1,414
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 1.476% 2038[1,3,10]	1,545	1,512
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 1.726% 2038[1,3,10]	2,077	2,025
Storagemart Commercial Mortgage Trust, Series 2022-MINI, Class D, 2.252% 2027[1,3,10]	5,000	4,922
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class C, 4.693% 2045[3,10]	240	241
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class D, 4.747% 2045[1,3,10]	44	44
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 2048[3,10]	1,000	978
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.084% 2048[3,10]	500	492
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[10]	25	25
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.323% 2050[3,10]	2,154	2,076
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[1,10]	3,561	3,255
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.505% 2057[3,10]	4,100	4,153
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.558% 2058[3,10]	110	107
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 2045[10]	740	738
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[10]	705	704
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.001% 2046[3,10]	1,251	1,257
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class AS, 4.271% 2047[10]	417	420
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[3,10]	512	511
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[3,10]	500	501
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 2057[3,10]	100	101
		154,659
Collateralized mortgage-backed obligations (privately originated) 4.51%
Angel Oak Mortgage Trust, Series 2019-2, Class A1, 3.628% 2049[1,3,10]	78	78
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 2.057% 2029[1,3,10]	462	462
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[1,3,10]	1,356	1,338
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[1,3,10]	223	212
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[1,10]	1,775	1,724
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[1,4,10]	11,595	11,156
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.72% 2030[1,3,10]	225	217
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[1,3,10]	211	208
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,3,10]	885	873
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[1,3,10]	1,296	1,252
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,3,10]	1,083	1,073
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[1,3,10]	1,076	1,079
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 2068[1,3,10]	969	964
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 2068[1,3,10]	712	705
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 2068[1,3,10]	712	696
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[10]	193	193
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,3,10]	57	57
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[1,3,10]	1,198	1,155
COLT Funding, LLC, Series 2021-5, Class A2, 2.606% 2066[1,3,10]	2,331	2,180
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 0.849% 2041[1,3,10]	945	938
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[1,10]	111	105
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,3,10]	610	594
Finance of America HECM Buyout, Series 2020-HB2, Class M3, 4.57% 2030[1,3,10]	225	219
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,3,10]	810	751
Freddie Mac, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 2.157% 2050[1,3,10]	3,335	3,333
Freddie Mac, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 5.557% 2050[1,3,10]	5,835	6,049
American Funds Multi-Sector Income Fund — Page 26 of 39

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M1, (30-day Average USD-SOFR + 0.65%) 0.749% 2034[1,3,10]	$374	$373
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 1.749% 2034[1,3,10]	826	813
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 0.899% 2041[1,3,10]	2,468	2,442
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M2, (30-day Average USD-SOFR + 2.00%) 2.099% 2050[1,3,10]	5,000	4,941
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 2.307% 2050[1,3,10]	5,268	5,259
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 2.899% 2050[1,3,10]	2,182	2,188
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[1,3,10]	1,609	1,557
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[1,10]	2,222	2,086
Home Partners of America Trust, Series 2021-2, Class B, 2.302% 2026[1,10]	2,980	2,742
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 2051[1,3,10]	2,795	2,683
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50% 2051[1,3,10]	2,715	2,489
Imperial Fund, LLC, Series 2021-NQM4, Class A1, 2.091% 2057[1,3,10]	2,018	1,911
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[1,3,10]	236	235
JPMorgan Mortgage Trust, Series 2020-1, Class A15, 3.50% 2050[1,3,10]	923	896
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[1,3,10]	236	235
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[1,3,10]	297	294
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,3,10]	948	908
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[1,4,10]	2,985	2,856
Mello Mortgage Capital Acceptance, Series 2021-INV1, Class A4, 2.50% 2051[1,3,10]	434	417
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.307% 2055[1,3,10]	1,616	1,603
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[1,3,10]	683	686
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[1,3,10]	76	75
Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 2058[1,3,10]	1,648	1,606
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[1,3,10]	1,574	1,560
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 1.531% 2022[1,3,10]	1,775	1,774
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.426% 2051[1,3,10]	5,230	5,231
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[1,3,10]	57	57
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,3,10]	161	163
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[1,3,10]	133	135
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 1.207% 2055[1,3,10]	2,250	2,239
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[1,10]	3,000	2,982
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[1,3,10]	2,901	2,753
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[1,10]	397	386
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[1,10]	100	96
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,3,10]	1,095	1,059
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,3,10]	83	82
Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874% 2043[3,10]	45	43
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, 3.50% 2048[1,3,10]	80	80
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,3,10]	9	9
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.198% 2054[1,3,10]	2,504	2,521
Towd Point Mortgage Trust, Series 2017-6, Class M2, 3.25% 2057[1,3,10]	3,741	3,609
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.078% 2057[1,3,10]	2,400	2,405
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[1,3,10]	149	147
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 2058[1,3,10]	2,477	2,423
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,3,10]	343	345
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 2059[1,3,10]	3,000	2,779
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,8,9]	22,184	20,709
American Funds Multi-Sector Income Fund — Page 27 of 39

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[1,10]	$2,347	$2,209
Tricon Residential, Series 2021-SFR1, Class B, 2.244% 2038[1,10]	1,750	1,637
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 2060[1,3,10]	94	93
Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 2066[1,3,10]	4,612	4,377
VM Fund I, LLC 8.625% 2028[1,8,9]	8,564	8,435
ZH Trust, Series 2021-1, Class A, 2.253% 2027[1,10]	2,958	2,937
ZH Trust, Series 2021-2, Class A, 2.349% 2027[1,10]	1,133	1,131
		151,312
Federal agency mortgage-backed obligations 0.05%
Commercial Mortgage Trust, Series 2013-CR6, Class C, 3.777% 2046[1,3,10]	1,310	1,306
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.209% 2022[1,3,8,9,10]	252	252
		1,558
Total mortgage-backed obligations		307,529
Asset-backed obligations 8.52%
Aesop Funding LLC, Series 2017-1A, Class A, 3.07% 2023[1,10]	388	389
Aesop Funding LLC, Series 2017-1A, Class B, 3.41% 2023[1,10]	200	201
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[1,10]	200	201
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[1,10]	750	753
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[1,10]	1,850	1,881
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[1,10]	676	657
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[1,10]	200	195
Aesop Funding LLC, Series 2020-1A, Class D, 3.34% 2026[1,10]	10,000	9,163
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[1,10]	4,306	3,999
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[1,10]	1,062	971
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[1,10]	250	237
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[1,10]	551	503
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,10]	100	97
Aesop Funding LLC, Series 2021-1A, Class D, 3.71% 2027[1,10]	8,000	7,441
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[1,10]	6,550	6,538
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[1,10]	577	574
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[1,10]	110	110
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[1,10]	2,597	2,483
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.191% 2030[1,3,10]	3,069	3,066
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.191% 2030[1,3,10]	477	473
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[1,10]	100	100
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[1,10]	100	98
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[1,10]	100	96
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12% 2028[1,10]	2,000	1,934
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.46% 2028[1,10]	2,000	1,893
American Credit Acceptance Receivables Trust, Series 2022-1, Class E, 3.64% 2028[1,10]	1,236	1,159
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.179% 2028[1,3,10]	3,317	3,311
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.48% 2030[1,3,10]	1,290	1,281
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[1,10]	208	208
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[1,10]	300	295
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[1,10]	300	296
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,10]	747	712
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[1,10]	4,733	4,439
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 2033[1,10]	1,420	1,337
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,10]	734	715
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2035[1,10]	4,505	4,438
American Funds Multi-Sector Income Fund — Page 28 of 39

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class B, 2.70% 2035[1,10]	$5,000	$4,828
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[1,10]	2,551	2,336
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[1,10]	772	642
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[10]	757	736
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[1,10]	2,647	2,435
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[1,10]	760	672
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.238% 2030[1,3,10]	1,418	1,411
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,10]	1,574	1,488
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,10]	724	666
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,10]	932	880
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,10]	92	85
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,10]	1,065	990
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 2032[1,10]	3,000	2,946
CIFC Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 1.955% 2029[1,3,10]	1,750	1,743
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[1,10]	237	231
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[1,10]	305	297
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[1,10]	998	939
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[1,10]	213	200
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[1,10]	176	173
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[1,10]	128	128
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[1,10]	100	101
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.23% 2027[1,10]	2,250	2,185
CPS Auto Receivables Trust, Series 2021-B, Class D, 1.52% 2027[1,10]	2,000	1,905
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38% 2030[1,10]	2,000	1,897
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63% 2030[1,10]	3,000	2,832
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[10]	200	201
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[1,10]	100	97
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[1,10]	100	95
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[1,10]	850	864
Drivetime Auto Owner Trust, Series 2021-3A, Class C, 0.87% 2027[1,10]	2,000	1,907
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[1,10]	616	594
Drivetime Auto Owner Trust, Series 2021-3A, Class D, 1.31% 2027[1,10]	2,000	1,858
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[1,10]	277	262
Dryden Senior Loan Fund, Series 2017-47A, Class A1R, CLO, (3-month USD-LIBOR + 0.98%) 1.221% 2028[1,3,10]	2,000	1,996
Dryden Senior Loan Fund, Series 2017-47A, Class A2R, CLO, (3-month USD-LIBOR + 1.27%) 1.511% 2028[1,3,10]	2,000	1,993
Dryden Senior Loan Fund, Series 2017-47A, Class BR, CLO, (3-month USD-LIBOR + 1.47%) 1.711% 2028[1,3,10]	2,000	1,994
Dryden Senior Loan Fund, Series 2017-47A, Class CR, CLO, (3-month USD-LIBOR + 2.05%) 2.291% 2028[1,3,10]	2,000	1,995
Dryden Senior Loan Fund, Series 2013-28A, Class A2LR, CLO, (3-month USD-LIBOR + 1.65%) 2.156% 2030[1,3,10]	3,000	2,993
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[1,10]	164	152
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[1,10]	100	100
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[1,10]	100	102
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 2027[1,10]	300	291
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 2027[1,10]	300	286
Freedom Financial, Series 2022-1FP, Class A, 0.94% 2029[1,10]	908	902
Freedom Financial, Series 2022-1FP, Class B, 1.91% 2029[1,10]	2,462	2,402
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[1,10]	378	362
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[1,10]	134	128
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[1,10]	757	706
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[1,10]	2,790	2,590
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 2041[1,10]	1,796	1,689
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,10]	371	374
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[1,10]	317	301
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[1,10]	417	407
American Funds Multi-Sector Income Fund — Page 29 of 39

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[1,10]	$339	$324
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[1,10]	1,796	1,653
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[1,10]	4,686	4,382
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[1,10]	742	688
GSAMP Trust, Series 2005-SD2, Class M3, (1-month USD-LIBOR + 1.35%) 1.807% 2035[1,3,10]	951	950
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[1,8,9,10]	7,110	6,927
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[1,10]	1,220	1,157
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[1,10]	2,336	2,203
Hertz Vehicle Financing, LLC, Series 2022-1A, Class A, 1.99% 2026[1,10]	2,457	2,361
Hertz Vehicle Financing, LLC, Series 2022-1A, Class B, 2.19% 2026[1,10]	1,776	1,695
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[1,10]	3,524	3,221
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[1,10]	1,317	1,202
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[1,10]	826	751
Hertz Vehicle Financing, LLC, Series 2022-1A, Class C, 2.63% 2026[1,10]	3,492	3,319
Hertz Vehicle Financing, LLC, Series 2022-2A, Class C, 2.95% 2028[1,10]	4,025	3,693
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[1,10]	751	720
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35% 2027[1,10]	3,000	2,861
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.241% 2029[1,3,10]	2,057	2,051
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.255% 2030[1,3,10]	2,000	1,992
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.391% 2029[1,3,10]	1,617	1,613
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[1,10]	1,500	1,456
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[1,10]	1,140	1,112
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[1,10]	3,436	3,206
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[1,10]	4,026	3,717
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 2046[1,10]	914	785
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[1,10]	3,577	3,364
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,10]	3,206	3,007
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,10]	2,689	2,517
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 2062[1,10]	1,328	1,254
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 2062[1,10]	1,889	1,801
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,10]	14,898	13,907
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 2061[1,10]	3,000	2,834
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.228% 2030[1,3,10]	640	636
OCP CLO, Ltd., Series 2016-11A, Class A2R, (3-month USD-LIBOR + 1.75%) 2.017% 2030[1,3,10]	1,000	993
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[1,10]	2,475	2,351
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 2027[1,10]	1,167	1,101
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class C, 2.97% 2027[1,10]	1,150	1,087
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class D, 4.94% 2027[1,10]	1,150	1,093
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[1,10]	2,722	2,644
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[1,10]	1,727	1,632
Oportun Funding LLC, Series 2021-B, Class B, 1.96% 2031[1,10]	2,958	2,819
Oportun Funding LLC, Series 2021-B, Class C, 3.65% 2031[1,10]	2,525	2,458
Oportun Funding LLC, Series 2021-B, Class D, 5.41% 2031[1,10]	1,000	964
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD-LIBOR + 0.80%) 1.28% 2029[1,3,10]	387	384
Palmer Square Loan Funding, CLO, Series 2021-1, Class A2, (3-month USD-LIBOR + 1.25%) 1.504% 2029[1,3,10]	500	498
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.528% 2029[1,3,10]	4,278	4,261
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 1.73% 2029[1,3,10]	1,000	996
Palmer Square Loan Funding, CLO, Series 2021-2A, Class B, (3-month USD-LIBOR + 1.40%) 1.88% 2029[1,3,10]	500	497
Palmer Square Loan Funding, CLO, Series 2021-1, Class B, (3-month USD-LIBOR + 1.80%) 2.054% 2029[1,3,10]	890	886
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.284% 2030[1,3,10]	8,836	8,776
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[1,3,10]	1,266	1,264
Regatta VIII Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 1.941% 2030[1,3,10]	3,000	2,981
Rockford Tower CLO, Ltd., Series 2018-2A, Class B, (3-month USD-LIBOR + 1.80%) 2.054% 2031[1,3,10]	1,260	1,254
Santander Consumer Auto Receivables Trust, Series 2021-A, Class C, 1.03% 2026[1,10]	250	235
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[1,10]	200	201
American Funds Multi-Sector Income Fund — Page 30 of 39

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Consumer Auto Receivables Trust, Series 2021-A, Class D, 1.57% 2027[1,10]	$250	$235
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[10]	1,105	1,073
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[10]	1,474	1,413
Shackleton CLO, Ltd., Series 2013-4RA, Class A2A, (3-month USD-LIBOR + 1.60%) 1.844% 2031[1,3,10]	2,275	2,266
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,10]	455	419
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 2054[1,10]	2,083	2,018
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 1.367% 2046[1,10]	2,909	2,671
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.321% 2030[1,3,10]	1,050	1,046
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[1,10]	1,944	1,795
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[1,10]	1,728	1,622
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[1,10]	1,736	1,637
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2033[1,10]	1,591	1,434
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[1,10]	3,937	3,747
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[1,10]	169	158
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[1,10]	177	166
Textainer Marine Containers, Ltd., Series 2020-3A, Class A, 2.11% 2045[1,10]	2,159	2,029
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[1,10]	1,153	1,119
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[1,10]	417	403
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 2045[1,10]	2,344	2,315
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[1,10]	1,308	1,186
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[1,10]	1,853	1,721
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[1,10]	337	312
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 2046[1,10]	927	855
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[1,10]	264	246
TIF Funding II LLC, Series 2020-1A, Class B, 3.82% 2045[1,10]	1,230	1,204
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[1,10]	2,001	1,823
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[1,10]	436	403
Triton Container Finance VIII LLC, Series 2020-1, Class B, 3.74% 2045[1,10]	384	363
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[1,10]	3,326	3,042
Voya CLO, Ltd., Series 2016-3A, Class A3R, 1.991% 2031[1,3,10]	1,750	1,749
		285,835
Municipals 1.17% California 0.12%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B-1, 1.85% 2031	685	681
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	65	59
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 2036	1,490	1,364
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 2041	2,235	2,000
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	35	31
		4,135
Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 2043	75	71
Illinois 0.16%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	150	162
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 2047	4,020	3,892
G.O. Bonds, Series 2017-A, 5.00% 2022	270	276
American Funds Multi-Sector Income Fund — Page 31 of 39

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2020, 5.125% 2022	$500	$501
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	90	96
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	1,810	403
		5,330
Kansas 0.11%
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-B, 2.44% 2025	3,750	3,670
Ohio 0.21%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	6,400	6,315
Higher Educational Facs. Auth., Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 2023	605	604
		6,919
Puerto Rico 0.51%
G.O. Restructured Bonds, Series 2022-A-1, 5.25% 2023	980	1,004
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 2025	977	1,032
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 2027	968	1,059
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 2029	953	1,064
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 2031	925	1,056
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2033	877	859
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2035	789	763
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2037	677	652
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2041	920	877
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2046	957	904
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2024	451	412
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2033	1,129	654
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2043	4,369	2,354
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2051	20,000	4,452
		17,142
Washington 0.06%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 2036[1]	2,000	2,087
Total municipals		39,354
U.S. Treasury bonds & notes 0.29% U.S. Treasury 0.29%
U.S. Treasury 0.25% 2024[11]	13	12
U.S. Treasury 0.375% 2024[11]	60	58
U.S. Treasury 0.375% 2024[11]	54	51
U.S. Treasury 0.625% 2024[11]	106	101
U.S. Treasury 0.75% 2024[11]	2,056	1,965
U.S. Treasury 1.00% 2024[11]	613	589
U.S. Treasury 1.50% 2024[11]	287	283
U.S. Treasury 1.75% 2025[11]	268	263
U.S. Treasury 0.75% 2026[11]	1,418	1,315
U.S. Treasury 0.875% 2026[11]	10	9
U.S. Treasury 0.50% 2027[11]	118	106
U.S. Treasury 1.875% 2027[11]	2,634	2,564
U.S. Treasury 1.875% 2032[11]	1,202	1,155
American Funds Multi-Sector Income Fund — Page 32 of 39

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.375% 2042[11]	$242	$234
U.S. Treasury 1.875% 2051[11]	1,051	923
Total U.S. Treasury bonds & notes		9,628
Total bonds, notes & other debt instruments (cost: $3,393,605,000)		3,177,307
Convertible bonds & notes 0.00% Energy 0.00%
Mesquite Energy, Inc., convertible notes, 15.19% PIK 2023[1,5,8,9]	3	3
Total convertible bonds & notes (cost: $3,000)		3
Common stocks 0.20% Energy 0.20%	Shares
Chesapeake Energy Corp.	75,595	6,577
California Resources Corp.	633	28
Diamond Offshore Drilling, Inc.[12]	337	2
Diamond Offshore Drilling, Inc.[1,12]	232	2
Mesquite Energy, Inc.[8,9,12]	127	1
		6,610
Consumer discretionary 0.00%
NMG Parent LLC[12]	309	53
MYT Holding Co., Class B8,12	8,984	20
		73
Communication services 0.00%
Intelsat SA8,12	1,041	31
Total common stocks (cost: $3,987,000)		6,714
Preferred securities 0.00% Industrials 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[1,8,9,12]	5	4
Total preferred securities (cost: $5,000)		4
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[8,12]	374	16
Communication services 0.00%
Intelsat Jackson Holdings SA (CVR), Series A8,12	108	1
Intelsat Jackson Holdings SA (CVR), Series B8,12	108	—[6]
		1
Total rights & warrants (cost: $3,000)		17
American Funds Multi-Sector Income Fund — Page 33 of 39

unaudited
Short-term securities 3.85% Money market investments 3.83%		Shares	Value (000)
Capital Group Central Cash Fund 0.32%[13,14]		1,285,493	$128,549
Interest bearing bills & notes 0.02%	Coupon rate	Principal amount (000)
State of Vermont, Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project) 5/1/2022	2.000%	$715	714
Total short-term securities (cost: $129,264,000)			129,263
Total investment securities 98.78% (cost: $3,526,867,000)			3,313,308
Other assets less liabilities 1.22%			40,882
Net assets 100.00%			$3,354,190
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2022 (000)
90 Day Euro Dollar Futures	Long	3,288	September 2023	$796,354	$(18,491)
90 Day Euro Dollar Futures	Short	3,597	December 2023	(872,003)	18,358
2 Year U.S. Treasury Note Futures	Long	3,242	June 2022	687,051	(9,001)
5 Year U.S. Treasury Note Futures	Short	11,566	June 2022	(1,326,476)	33,194
10 Year U.S. Treasury Note Futures	Long	306	June 2022	37,600	(1,378)
10 Year Ultra U.S. Treasury Note Futures	Short	1,021	June 2022	(138,314)	4,870
20 Year U.S. Treasury Bond Futures	Long	958	June 2022	143,760	(4,217)
30 Year Ultra U.S. Treasury Bond Futures	Long	836	June 2022	148,077	(5,957)
					$17,378
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2022 (000)
Currency purchased (000)		Currency sold (000)
EUR	85	USD	94	JPMorgan Chase	4/11/2022	$—[6]
EUR	190	USD	210	Morgan Stanley	4/25/2022	1
USD	17	EUR	15	Bank of America	4/25/2022	—[6]
USD	15,269	EUR	13,500	Morgan Stanley	4/28/2022	322
EUR	425	USD	463	Bank of New York Mellon	4/28/2022	7
EUR	410	USD	462	Bank of America	4/28/2022	(8)
						$322
American Funds Multi-Sector Income Fund — Page 34 of 39

unaudited
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2022 (000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	$20,960	$(332)	$(289)	$(43)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	380,600	(20,492)	(18,133)	(2,359)
					$(20,824)	$(18,422)	$(2,402)
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2022 (000)
5.00%	Quarterly	CDX.NA.HY.37	12/20/2026	$22,490	$1,394	$1,202	$192
Investments in affiliates14

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2022 (000)	Dividend income (000)
Short-term securities 3.83%
Money market investments 3.83%
Capital Group Central Cash Fund 0.32%[13]	$143,838	$277,508	$292,785	$(1)	$(11)	$128,549	$50
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,998,595,000, which represented 59.59% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $50,220,000, which represented 1.50% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Step bond; coupon rate may change at a later date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Amount less than one thousand.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $43,147,000, which represented 1.29% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $7,842,000, which represented .23% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 3/31/2022.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Multi-Sector Income Fund — Page 35 of 39

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $3,325,909,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $4,717,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $86,732,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Multi-Sector Income Fund — Page 36 of 39

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$2,196,288	$6,748	$2,203,036
Bonds & notes of governments & government agencies outside the U.S.	—	331,925	—	331,925
Mortgage-backed obligations	—	278,133	29,396	307,529
Asset-backed obligations	—	278,908	6,927	285,835
Municipals	—	39,354	—	39,354
U.S. Treasury bonds & notes	—	9,628	—	9,628
Convertible bonds & notes	—	—	3	3
Common stocks	6,609	104	1	6,714
Preferred securities	—	—	4	4
Rights & warrants	—	17	—	17
Short-term securities	128,549	714	—	129,263
Total	$135,158	$3,135,071	$43,079	$3,313,308
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$56,422	$—	$—	$56,422
Unrealized appreciation on open forward currency contracts	—	330	—	330
Unrealized appreciation on credit default swaps	—	192	—	192
Liabilities:
Unrealized depreciation on futures contracts	(39,044)	—	—	(39,044)
Unrealized depreciation on open forward currency contracts	—	(8)	—	(8)
Unrealized depreciation on credit default swaps	—	(2,402)	—	(2,402)
Total	$17,378	$(1,888)	$—	$15,490
*	Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.
American Funds Multi-Sector Income Fund — Page 37 of 39

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended
March 31, 2022 (dollars in thousands):
	Beginning value at 1/1/2022	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3†	Ending value at 3/31/2022
Investment securities	$16,383	$7,094	$21,798	$(1,030)	$35	$(1,201)	$—	$43,079
Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2022								$(1,208)
†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$43,071	Estimated recovery value	Expected proceeds	N/A	N/A	N/A
			Par value	N/A	N/A	N/A
			Risk discount	2%	2%	Decrease
			Call price	N/A	N/A	N/A
		Yield analysis	YTM risk premium	104 bps - 398 bps	253 bps	Decrease
		Transaction price	N/A	N/A	N/A	N/A
			Net adjustment based on market comparables movement (decrease)	5%	5%	Decrease
Convertible bonds & notes	3	Transaction price	N/A	N/A	N/A	N/A
Common stocks	1	Estimated recovery value	Exchange terms	N/A	N/A	N/A
			Par value	N/A	N/A	N/A
			Risk discount	90%	90%	Decrease
			Net adjustment based on market comparables (decrease)	20%	20%	Decrease
Preferred securities	4	Market comparable companies	EV/EBITDA multiple	3.5x	3.5x	Increase
			DLOM	30%	30%	Decrease
Total	$43,079
*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

American Funds Multi-Sector Income Fund — Page 38 of 39

unaudited
Key to abbreviations and symbols
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
CVR = Contingent Value Rights
DAC = Designated Activity Company
Dev. = Development
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
Econ. = Economic
EUR/€ = Euros
EV = Enterprise value
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
YTM = Yield to maturity
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-126-0522O-S85395	American Funds Multi-Sector Income Fund — Page 39 of 39